UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-10399
______________________________________________

HENDERSON GLOBAL FUNDS
______________________________________________________________________________
(Exact name of registrant as specified in charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE, SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

Registrant’s telephone number, including area code:  (312) 397-1122

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2012

Item 1:  Report to Shareholders.

Henderson
Global Funds

Semi-Annual Report
June 30, 2012

International All Cap Equity Fund
Money Market Fund
Strategic Income Fund

Table of contents
Letter to shareholders	1
International All Cap Equity Fund
Commentary	2
Performance summary	3
Strategic Income Fund
Commentary	4
Performance summary	5
Portfolios of investments	6
Statements of assets and liabilities	14
Statements of operations	16
Statements of changes in net assets	17
Statements of changes - capital stock activity	20
Financial highlights	24
Notes to financial statements	28
Other information	40
Master portfolio financial statements and notes	47

The Henderson Money Market Fund is a feeder fund that invests substantially all of its assets in the State Street Money Market Portfolio. The financial statements of the State Street Money Market Portfolio, including its investment portfolio, are included on page 47 of this report and should be read in conjunction with the Henderson Money Market Fund’s financial statements.

The Henderson Strategic Income Fund may invest in high yield, lower rated (junk) bonds which involve a greater degree of risk than investment grade bonds. As such, securities rated below investment grade generally entail greater credit, market, issuer and liquidity risk than investment grade securities. Moreover, the Fund is subject to interest rate risk which is the risk that debt securities in the Fund’s portfolio will decline in value because of increases in market interest rates. The Fund may borrow money which may adversely affect the return to shareholders of the Fund, also known as leverage risk.

International investing involves certain risks and increased volatility not associated with investing solely in the US. These risks include currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. The International All Cap Equity Fund and the Strategic Income Fund may invest in securities issued by smaller companies, which typically involves greater risk than investing in larger companies. Also, these Funds may invest in limited geographic areas and/or sectors which may result in greater market volatility. In addition, these Funds may invest in derivatives. Derivatives involve special risks different from, and potentially greater than, the risks associated with investing directly in securities and may result in greater losses.

The views in this report were those of the Funds’ managers as of June 30, 2012 and may not reflect the views of the managers on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Funds in understanding their investment in the Funds and do not constitute investment advice.

Henderson Global Funds	Letter to shareholders

Dear shareholder,

We are pleased to provide the semi-annual report for the Henderson International All Cap Equity, Money Market and Strategic Income Funds, which covers the six months ended June 30, 2012.

Global markets finished the first half of the year in positive territory as measured by the MSCI World Index, but the outlook for the global economy remains uncertain as risks persist.

Within Europe, Spain’s banking sector worries, the elections in Greece and the Eurozone summit kept markets on edge. The €100bn Spanish bank bailout and election victory by pro-austerity parties eased fears of a Greek Eurozone exit and restored some of the confidence eroded in the last couple of months. June ended with an unexpectedly successful European Summit as leaders agreed to stabilize the region’s debt markets and recapitalize its banks, easing the funding strains on Spain and Italy. A key outcome from the summit was a new roadmap for European banking supervision via the European Central Bank, which is the first step towards a full banking union.

As the Eurozone crisis continues and economic data continues to point to a softening outlook, the pressure for further quantitative easing (QE) appears to be building. June revealed that Eurozone manufacturing output fell at the fastest pace in the last three years and US job growth slowed along with poor retail sales. The weaker economic data failed to prompt the US Federal Reserve into a third round of QE; instead Federal Reserve chairman Ben Bernanke and the Federal Open Markets Committee agreed to extend Operation Twist (a strategy to reduce long-term interest rates) to boost confidence amid falling consumer demand and a drop in output growth in recent months.

Emerging markets lagged other regions as fears of a hard landing resurfaced. Continuing softness in Chinese economic data drove commodities into bear market territory as crude oil sank below the $90 a barrel level for the first time in 18 months. The Chinese central bank subsequently cut its benchmark interest rate by 0.25% in June in a bid to boost growth in the near term.

Looking forward, the expectation of further stimulus by global central banks is likely to provide short-term support for markets, which are currently pricing in exceptionally low interest rates for an extended period of time across developed regions. However, recent economic data continues to point towards a slowdown in global growth, which may provide a headwind later this year.

At Henderson we remain focused on seeking attractive global investment opportunities which may be created by these uncertain markets. It is our goal to continue to create differentiated portfolios for our shareholders, and we appreciate your trust in and support of our Funds.

James G. O’Brien
President, Henderson Global Funds

Henderson Global Funds	Commentary

International All Cap Equity Fund

2012 began with one of the strongest starts since 1998 as risk assets found favor after a volatile end to 2011. Emerging markets generally outperformed developed markets, despite China being a laggard, and international small-cap companies outperformed large-cap. However, the second quarter witnessed a reversal in global equity markets. The Eurozone was at the epicenter of investors’ concerns as further political change, spiralling bank and government debt, and weak European data all conspired to undermine investor confidence in the region. This dovetailed with softening macroeconomic releases from the US and China, although markets did pick up in the last day of June as European leaders laid out proposals for a banking union.

For the reporting period ended June 30, 2012, the Fund returned 3.29% (Class A at NAV) versus the benchmark, MSCI EAFE Index, which posted a return of 3.38%. Stock selection in Europe, including the UK, added the most value as consumer discretionary and cyclical exposure benefited from the increase in investor risk appetite. Within the consumer discretionary sector positions in Hong Kong, luxury retailer Prada was the most positive with Belgian brewer InBev close behind following robust earnings and the purchase of Modelo, a Mexican brewer. Within the industrial sector, Keppel Corporation and Spectris benefited from rising demand for oil rigs and improving efficiency trends respectively. While the Fund remains underweight in financials versus the benchmark, the position in Credit Suisse was the worst performer as equity markets sold off and investment banking activity declined from the first quarter. Additionally, holdings in the more defensive Shire Pharmaceutical detracted from returns, as did Brazil Foods and mining giant Xstrata.

During the period we added shares selectively to reduce the Fund’s underweight in financials by adding French insurer Axa and Japanese insurer Tokio Marine, both of which we believe have attractive growth profiles, solid balance sheets and undemanding multiples. We also added consumer technology exposure through new positions in Hon Hai, which manufactures Apple’s products and Samsung Electronics, funded through sales of Ericsson and Softbank. We also added to our position in Infineon due to rising demand for energy conservation and power efficiency, and sold the positions in International Power and DBS Group – the former following an increased offer from GDF Suez for the company, and the latter after it announced the acquisition of Bank Danamon in Indonesia.

Investors have reacted positively to the prospect of a banking union in the Eurozone however political negotiations are still at an early stage. That said, we believe valuations are attractive in Europe and forward-looking investors may begin to put cash to work, even though we are likely to see further weakness in global growth in the near-term. The drop in inflation levels, however, is a positive sign: in Asia, it allows authorities to loosen monetary policy; in Western economies it allows central banks scope to consider further stimulus should economic growth stagnate or weaken further. In this environment, we continue to believe that a focus on company fundamentals should deliver long-term positive shareholder returns.

1 A note about the Fund's holding in Standard Chartered as of August 22: On August 6, 2012, Standard Chartered was accused by the New York State Department of Financial Services (DFS) of hiding approximately $250 billion of deals with Iran over the last seven years using “flagrantly deceptive actions” and threatened with the loss of its New York State Banking License as a result. The bank publicly and very vigorously disputed these charges, stating that it had been reviewing documentation on a voluntary basis with the DFS since January 2010 and that it had ceased all new business with Iranian customers five years ago.

After a period of strong performance prior to this event and in light of the clearly heightened risks, we prudently reduced the position in the portfolio but continue to hold the stock. On current fundamental terms we see value in the stock due to the fact that the bank has a unique set of assets across Asia and other Emerging Markets which position it well to continue to capture the benefits of economic expansion across the geographies in which it operates.

International All Cap Equity Fund
Top 10 long-term holdings
as a percentage
Security	of net assets
Standard Chartered plc1	3.2%
WPP plc	2.7
Sanofi	2.6
BG Group plc	2.6
Tokio Marine Holdings, Inc.	2.4
Kubota Corp.	2.4
Unilever plc	2.4
SGS S.A.	2.3
Syngenta AG	2.3
Prudential plc	2.3

Henderson Global Funds	Performance summary

International All Cap Equity Fund

Total returns as of 6/30/12					Since
	NASDAQ	Six	One	Three	inception
At NAV	symbol	months	year	years*	(1/31/08)*
Class A**	HFNAX	3.29%	-16.38%	4.82%	-5.07%
Class C**	HFNCX	2.85	-15.97	4.46	-5.54
Class I	HIEIX	3.45	-16.16	5.10	-4.83
With sales charge
Class A**		-2.70%	-21.21%	2.76%	-6.35%
Class C**		1.85	-15.97	4.46	-5.54
Index
MSCI EAFE Index		3.38%	-13.38%	6.45%	-4.38%

* Average Annual return.

**Class A and C shares commenced operations on December 31, 2010. For periods prior to December 31, 2010, rates of return for Class A and C shares are based on Class I NAVs adjusted for the higher expenses associated with Class A and C shares. Performance for Class A and C shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class I shares are not subject to a front-end sales charge or a distribution fee.

Performance data quoted represents past performance and is no guarantee of future results. Due to the Fund’s relatively small asset base, performance was impacted by IPOs to a greater degree than it may be in the future. IPO investments are not an integral component of the Fund’s investment process and may not be utilized to the same extent in the future. Performance results with sales charges reflect the deduction of the maximum front-end sales charge or the deduction of the applicable contingent deferred sales charge (“CDSC”). Class A shares are subject to a maximum front-end sales charge of 5.75%. Class C shares are subject to a CDSC of up to 1% on certain redemptions made within 12 months of purchase. Performance presented at Net Asset Value (NAV), which does not include a sales charge, would be lower if this charge were reflected. NAV is the value of one share of the Fund excluding any sales charges. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratios (gross) for Class A, C and I shares are 1.96%, 4.03% and 1.19% respectively. In addition, the Fund’s adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses such that total ordinary operating expenses (other than Acquired Fund Fees and Expenses allocated from unaffiliated investment companies) do not exceed 1.40%, 2.15% and 1.15% for Class A, C and I Shares, respectively, which is in effect until July 31, 2020. For the most recent month-end performance, please call 1.866.443.6337 or visit the Fund’s website at www.hendersonglobalinvestors.com.

Performance results also reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable for certain periods. All results assume the reinvestment of dividends and capital gains.

The investment comparison graph above reflects the change in value of a $10,000 hypothetical investment since the Fund’s inception, including reinvested dividends and distributions, compared to a broad based securities market index. The MSCI EAFE Index is a capitalization-weighted index that monitors the performance of stocks from Europe, Australasia and The Far East. The Fund is professionally managed while the Index is unmanaged and not available for investment. Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Henderson Global Funds	Commentary

Strategic Income Fund

The exceptionally strong performance of credit markets in the first quarter of 2012 was a dramatic turnaround from the second half of 2011. The primary catalyst for this market rebound appeared to be the announcement from the European Central Bank (ECB) in December 2011 that it would offer unlimited amounts of three-year loans for the European banking system. In addition to removing the threat of bank failures, it appeared to kick-off a virtuous circle of domestic banks buying their own country's government bonds enabling a heavy quarter of peripheral sovereign bond issuance to be absorbed with minimal stress. Corporate news-flow in the US continued positively as the economy showed some signs of growing momentum especially regarding employment growth. This positive US growth outlook and European crisis containment continued through most of the first quarter but by late March cracks in both stories were beginning to appear. Weak economic data from both continents combined with the Spanish government's reduced commitment to fiscal retrenchment highlighted that the liquidity boost provided by the ECB was no fundamental solution to the European crisis and much work on solvency remained. In contrast, core government bond markets proved relatively dull during the period.

The second quarter was marked by volatility, with global economic data deteriorating in many countries. In response to heightened anxiety over Greece exiting the Eurozone, periphery European sovereign bond trading levels and deposit flight, the European Union Summit towards the end of June managed to beat the already lowered expectations. Some constructive action was proposed especially regarding financial assistance by the EU bodies to directly recapitalize Spanish banks (without subordinating the existing sovereign lenders or the burden falling on Spanish taxpayers). A compact for Jobs and Growth, an EU financial supervision body and a “roadmap” to achieve Economic and Monetary Union were proposed.

For the reporting period ended June 30, 2012, the Fund returned 6.19% (Class A at NAV) versus the benchmark 50% Merrill Lynch Global High Yield (USD hedged)/50% Merrill Lynch Global Broad Market Corporate (USD hedged) which posted a return of 7.03%. The Fund’s allocation to high yield securities provided positive returns as equities, high yield and subordinated financial bonds significantly outperformed investment grade bonds which, in turn, materially outperformed sovereign bonds.

Investment activity has been relatively light. The Fund added some long dated 2042 UK Gilts to raise the interest rate sensitivity of the Fund; the UK curve remains relatively steep and with falling inflation expectations and more quantitative easing (QE) expected both sides of the Atlantic we feel this offers good value. Also, we continue to expand the use of derivatives - interest rate futures were successfully used to increase duration (interest rate sensitivity).

While markets rallied at the very end of the reporting period on the positive intentions from policymakers during the EU Summit, we still have three major concerns; the inevitable need to write down junior Spanish bank bondholders, the sustainability of Italian debt levels, and the lack of European, and more recently, global growth. Given the fading global growth outlook we continue to be very selective on credits we introduce and maintain in the portfolio. We currently favor large, non-cyclical industrial credits in the double and triple B category.

Strategic Income Fund
Top 10 long-term holdings
as a percentage
Security	of net assets
United States
Treasury Notes	8.7%
Daily Mail &
General Trust	3.7
Unitymedia Hessen
GmbH & Co KG	3.6
Iron Mountain, Inc.	3.2
UPC Holding BV	3.0
Constellation Brands, Inc.	3.0
Service Corp International	3.0
Legal & General Group plc	2.6
United Kingdom Gilt	2.5
Virgin Media Finance plc	2.4

Henderson Global Funds	Performance summary

Strategic Income Fund

Total Returns as of 6/30/12						Since
	NASDAQ	Six	One	Three	Five	inception
At NAV	symbol	months	year	years*	years*	(9/30/03)*
Class A	HFAAX	6.19%	2.39%	12.06%	1.70%	5.08%
Class B	HFABX	5.89	1.72	11.31	1.02	4.40
Class C	HFACX	5.93	1.75	11.13	0.89	4.27
Class I**	HFAIX	6.42	2.75	12.17	1.76	5.12
With sales charge
Class A		1.13%	-2.42%	10.26%	0.71%	4.50%
Class B		0.89	-2.28	10.50	0.83	4.40
Class C		4.93	1.75	11.13	0.89	4.27
Index
50% ML Global High Yield / 50% ML
Global Corporate Index (USD-hedged)		7.03%	7.58%	12.79%	7.67%	7.18%
Barclays Capital Global Aggregate Bond
(ex US MBS) Index		2.98%	2.42%	6.12%	6.67%	5.58%

* Average annual return.

** Class I shares commenced operation on April 29, 2011. The performance for Class I shares prior to April 29, 2011 is based on the performance of Class A shares. Performance for Class I shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class I shares are not subject to a front-end sales charge or distribution fee.

Performance data quoted represents past performance and is no guarantee of future results. Performance results with sales charges reflect the deduction of the maximum front-end sales charge or the deduction of the applicable contingent deferred sales charge (“CDSC”). Class A shares are subject to a maximum front-end sales charge of 4.75%. Class B shares are subject to a CDSC, which declines from 5% the 1st year to 0% at the beginning of the 7th year. Class C shares are subject to a CDSC of up to 1% on certain redemptions made within 12 months of purchase. Performance presented at Net Asset Value (NAV), which does not include a sales charge, would be lower if this charge were reflected. NAV is the value of one share of the Fund excluding any sales charges. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratios (gross) for Class A, B, C and I shares are 1.42%, 2.19%, 2.18% and 1.25%, respectively. However, the Fund’s adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses such that total ordinary operating expenses (other than Acquired Fund Fees and Expenses allocated from unaffiliated investment companies) do not exceed 1.10%, 1.85%, 1.85% and 0.85% for Class A, B, C and I shares, which is in effect until July 31, 2020. For the most recent month-end performance, please call 1.866.443.6337 or visit the Fund’s website at www.hendersonglobalinvestors.com.

Performance results also reflect expense subsidies and waivers in effect during the periods shown. Absent these waivers, results would have been less favorable. All results assume the reinvestment of dividends and capital gains.

The investment comparison graph above reflects the change in value of a $10,000 hypothetical investment since the Fund’s inception, including reinvested dividends and distributions, compared to a broad based securities market index. The Fund is professionally managed while the indices are unmanaged and not available for investment. Results in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Bank of America Merrill Lynch Global Corporate Index tracks the performance of developed market investment grade corporate debt publicly issued in the major US and Eurobond markets. The Bank of America Merrill Lynch Global High Yield Index tracks the performance of US dollar, Canadian Dollar, British sterling and euro denominated developed market below investment grade corporate debt publicly issued in the major US or Eurobond markets.

The Barclays Capital Global Aggregate Bond (ex US MBS) Index is a broad-based measure of the global investment-grade fixed-rate debt markets, excluding US Mortgage Bonds.

Henderson Global Funds	Portfolio of investments (unaudited)
International All Cap Equity Fund
June 30, 2012

			Value
Shares			(note 2)
Common stocks – 94.40%
	Austria – 1.77%
1,465	Andritz AG		$ 75,122
683	Schoeller-Bleckmann Oilfield
	Equipment AG		55,145
			130,267
	Belgium – 2.50%
1,948	Anheuser-Busch InBev N.V.		151,116
696	EVS Broadcast
	Equipment, S.A.		32,739
			183,855
	Brazil – 3.05%
5,516	Banco Bradesco S.A., ADR		82,023
6,810	BRF – Brasil Foods S.A., ADR		103,444
2,030	Petroleo Brasileiro S.A., ADR		38,103
			223,570
	Canada – 1.21%
1,000	Agrium, Inc.		88,626

	China – 2.82%
864	Baidu, Inc., ADR *		99,343
70,000	Dongfeng Motor Group
	Co., Ltd		107,915
			207,258
	France – 6.73%
11,902	AXA S.A.		157,849
2,199	Compagnie Generale des
	Etablissements Michelin,
	Class B		143,260
2,549	Sanofi		192,707
			493,816
	Germany – 8.20%
526	Bauer AG		12,498
2,189	Bayer AG		157,291
686	Bilfinger Berger AG		55,734
1,151	Fresenius SE & Co., KGaA		119,120
1,128	Gerresheimer AG *		52,945
7,900	Infineon Technologies AG		53,306
1,344	SAP AG		79,165
3,740	Wirecard AG		72,367
			602,426
	Indonesia – 2.77%
153,500	PT Bank Mandiri Tbk		117,669
71,000	PT Semen Gresik Persero Tbk	.	85,419
			203,088

		Value
Shares		(note 2)
	Israel – 1.75%
3,260	Teva Pharmaceutical Industries,
	Ltd., ADR	$ 128,574

	Italy – 4.81%
3,432	Autogrill SpA	31,032
2,211	Luxottica Group SpA	77,282
11,800	Prada SpA *	79,017
3,746	Saipem SpA	165,872
		353,203
	Japan – 16.72%
1,300	Azbil Corp.	26,412
2,700	Canon, Inc.	106,906
3,000	Don Quijote Co., Ltd.	102,871
1,800	Doutor Nichires Holdings
	Co., Ltd.	23,014
2,000	Fuji Oil Co., Ltd.	26,046
1,800	IT Holdings Corp.	21,347
6,000	Itoham Foods, Inc.	23,794
268	Keyence Corp.	65,780
1,000	Kissei Pharmaceutical
	Co., Ltd.	17,764
19,000	Kubota Corp.	173,516
4,300	Makita Corp.	149,170
40	NTT Urban Development
	Corp.	32,026
11,400	Rakuten, Inc.	117,516
6,000	ROUND ONE Corp. *	31,826
600	SMC Corp.	102,909
7,200	Tokio Marine Holdings, Inc.	178,885
1,800	Tokyo Steel Manufacturing
	Co., Ltd.	10,516
3,545	TSI Holdings Co., Ltd.	17,385
		1,227,683
	Korea – 1.76%
123	Samsung Electronics Co., Ltd.	128,976

	Netherlands – 2.10%
3,045	ASML Holding N.V.	154,388

	Norway – 2.09%
3,769	DnB NOR ASA	37,350
3,273	Seadrill, Ltd.	116,149
		153,499
	Singapore – 3.09%
19,400	Keppel Corp., Ltd.	157,436
29,000	Overseas Union
	Enterprise, Ltd.	48,992
11,884	Raffles Medical Group, Ltd.	20,733
		227,161

See notes to financial statements

Henderson Global Funds	Portfolio of investments (unaudited)

International All Cap Equity Fund
June 30, 2012 (continued)

		Value
Shares		(note 2)
	Spain – 1.51%
5,247	Amadeus IT Holding S.A.,
	A Shares	$ 110,889

	Switzerland – 9.14%
4,668	ABB, Ltd. *	75,984
2,396	Compagnie Financiere
	Richemont S.A.	130,888
6,698	Credit Suisse Group AG *	121,801
92	SGS S.A.	172,049
501	Syngenta AG	170,651
		671,373
	United Kingdom – 22.38%
9,271	BG Group plc	188,757
6,004	Diageo plc	154,400
14,415	Prudential plc	166,611
3,235	Rio Tinto plc	152,958
10,722	Serco Group plc	90,007
3,379	Shire plc	96,950
2,513	Spectris plc	60,295
10,987	Standard Chartered plc	238,235
5,133	Unilever plc	172,357
16,360	WPP plc	198,060
9,958	Xstrata plc	124,548
		1,643,178
	Total long-term
	investments
	(Cost $6,568,910)	6,931,830

		Value
Shares		(note 2)
Short-term investment – 4.70%
345,538	Fidelity Institutional
	Treasury Portfolio	$ 345,538
	Total short-term
	investment
	(Cost $345,538)	345,538

Total investments – 99.10%

	(Cost $6,914,448)	7,277,368

Net other assets and
	liabilities – 0.90%	65,931

Total net assets – 100.00%		$ 7,343,299

*	Non-income producing security
ADR	American Depositary Receipts

See notes to financial statements

Henderson Global Funds	Portfolio of investments (unaudited)

International All Cap Equity Fund
June 30, 2012 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Pharmaceuticals	8.08%
Diversified Banks	6.47
Industrial Machinery	4.46
Packaged Foods & Meats	4.43
Apparel, Accessories & Luxury Goods	4.15
Diversified Metals & Mining	3.78
Fertilizers & Agricultural Chemicals	3.53
Integrated Oil & Gas	3.09
Oil & Gas Equipment & Services	3.01
Advertising	2.70
Data Processing & Outsourced Services	2.50
Semiconductors	2.48
Property & Casualty Insurance	2.44
Construction & Farm Machinery & Heavy Trucks	2.36
Research & Consulting Services	2.34
Life & Health Insurance	2.27
Multi-line Insurance	2.15
Industrial Conglomerates	2.14
Distillers & Vintners	2.10
Semiconductor Equipment	2.10
Electronic Equipment & Instruments	2.08
Brewers	2.06
Tires & Rubber	1.95
Diversified Capital Markets	1.66
Health Care Services	1.62
Internet Retail	1.60
Oil & Gas Drilling	1.58

Industry concentration as	% of net
a percentage of net assets:	assets
Automobile Manufacturers	1.47%
Office Electronics	1.46
General Merchandise Stores	1.40
Internet Software & Services	1.35
Environmental & Facilities Services	1.23
Construction Materials	1.16
Application Software	1.08
Heavy Electrical Equipment	1.03
Construction & Engineering	0.93
Restaurants	0.74
Life Sciences Tools & Services	0.72
Hotels, Resorts & Cruise Lines	0.67
Communications Equipment	0.45
Real Estate Operating Companies	0.44
Leisure Facilities	0.43
IT Consulting & Other Services	0.29
Health Care Facilities	0.28
Steel	0.14
Long-Term Investments	94.40
Short-Term Investment	4.70
Total Investments	99.10
Net Other Assets and Liabilities	0.90
100.00%

See notes to financial statements

Henderson Global Funds	Portfolio of investments (unaudited)

Money Market Fund
June 30, 2012

Value
(note 2)
Mutual funds – 100.00%
Investments in State Street Money Market Portfolio - 100.00%	$64,520,837
Total Investments: 100.00%
(Cost $64,520,837)	64,520,837
Other assets and liabilities, net: 0.00%	2,271
Total net assets: 100.00%	$64,523,108

The Henderson Money Market Fund invests substantially all of its investible assets into the State Street Money Market Portfolio. At June 30, 2012, the Henderson Money Market Fund owned 0.25% of the State Street Money Market Portfolio.

Maturities ladder as of June 30, 2012
(as a % of net assets)
Overnight (1 day)	16.6%
2-30 days	44.6
31-60 days	17.3
61-90 days	9.5
Over 90 days	12.1
Average maturity	25 days

*
Portfolio construction and maturities ladder represents the composition of the underlying holdings in the State Street Money Market Portfolio, whose financial statements are included elsewhere in this report. An investment in the Henderson Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

See notes to financial statements

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
June 30, 2012

	Face				Value
	amount		Coupon	Maturity	(note 2)
Corporate bonds – 85.86%
		Canada – 0.91%
EUR	330,000	Bombardier, Inc	7.250%	11/15/16	$ 433,275

		France – 3.39%
EUR	550,000	Crown European Holdings S.A	7.125	8/15/18	755,187
EUR	450,000	Rexel S.A	8.250	12/15/16	620,727
EUR	100,000	Rexel S.A	7.000	12/17/18	133,827
GBP	60,000	WPP Finance S.A	6.375	11/6/20	112,119
					1,621,860
		Germany – 7.53%
EUR	600,000	HeidelbergCement AG	8.500	10/31/19	858,008
EUR	750,000	Kabel Deutschland Vertrieb und Service GmbH	6.500	6/29/18	1,020,309
USD	1,100,000	Unitymedia Hessen GmbH & Co KG (a)	8.125	12/1/17	1,188,000
USD	500,000	Unitymedia Hessen GmbH & Co KG (a)	7.500	3/15/19	532,500
					3,598,817
		Ireland – 3.36%
EUR	750,000	Ardagh Glass Finance plc	8.750	2/1/20	926,583
EUR	500,000	Smurfit Kappa Acquisitions	7.750	11/15/19	681,788
					1,608,371
		Luxembourg – 6.59%
GBP	400,000	Glencore Finance Europe S.A	6.500	2/27/19	681,445
EUR	800,000	Telenet Finance Luxembourg SCA	6.375	11/15/20	1,009,868
EUR	1,100,000	UPC Holding BV	8.000	11/1/16	1,458,172
					3,149,485
		Netherlands – 4.12%
EUR	690,000	ING Verzekeringen N.V. (b)	2.507	6/21/21	822,636
EUR	150,000	Linde Finance B.V	7.375	7/14/16	214,360
EUR	675,000	Ziggo Bond Co. B.V. (a) (d)	8.000	5/15/18	931,091
					1,968,087
		United Kingdom – 40.00%
EUR	700,000	BAA Funding, Ltd	4.600	2/15/18	947,151
GBP	174,000	BAT International Finance plc	7.250	3/12/24	359,137
GBP	150,000	BAT International Finance plc	6.000	6/29/22	283,530
USD	280,000	BAT International Finance plc (a) (d)	3.250	6/7/22	277,298
GBP	400,000	British Telecommunications plc	6.625	6/23/17	729,895
GBP	150,000	British Telecommunications plc	5.750	12/7/28	262,387
GBP	100,000	Care UK Health & Social Care plc	9.750	8/1/17	162,097
GBP	1,000,000	Daily Mail & General Trust	5.750	12/7/18	1,605,728
GBP	100,000	Daily Mail & General Trust	6.375	6/21/27	140,484
USD	1,000,000	Diageo Capital plc (d)	1.500	5/11/17	1,004,855
GBP	400,000	F&C Finance plc	9.000	12/20/16	634,200
GBP	150,000	GlaxoSmithKline Capital plc	5.250	12/19/33	286,666
EUR	520,000	Global Switch Holdings Ltd	5.500	4/18/18	690,633
GBP	100,000	Imperial Tobacco Finance plc	5.500	9/28/26	174,216
GBP	450,000	Imperial Tobacco Finance plc	5.500	11/22/16	788,326
GBP	501,000	ITV plc	5.375	10/19/15	816,043
GBP	1,000,000	Legal & General Group plc (c)	6.385	5/2/17	1,241,964

See notes to financial statements

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
June 30, 2012 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
		United Kingdom – (continued)
USD	1,100,000	Lloyds TSB Group plc (a) (c)	6.267%	12/31/49	$ 671,000
GBP	301,000	Odeon & UCI Finco plc	9.000	8/1/18	458,448
EUR	650,000	Rexam plc	6.750	6/29/67	785,559
USD	1,000,000	Royal Bank of Scotland Group plc (c) (e)	7.640	9/29/17	675,000
USD	1,100,000	Standard Chartered plc (c)	6.409	1/13/17	1,046,011
GBP	286,000	Tesco plc	6.125	2/24/22	525,973
GBP	50,000	Tesco plc	5.500	12/13/19	89,509
GBP	67,000	Thames Water Utilities Finance Ltd	5.375	7/21/25	112,445
GBP	300,000	Thames Water Utilities Finance Ltd	5.750	9/13/30	505,337
GBP	600,000	United Kingdom Gilt	4.500	12/7/42	1,211,331
GBP	650,000	Virgin Media Finance plc	8.875	10/15/19	1,140,158
GBP	500,000	William Hill plc	7.125	11/11/16	845,721
USD	203,000	WPP Finance 2010	4.750	11/21/21	213,421
GBP	250,000	WPP plc	6.000	4/4/17	442,583
					19,127,106
		United States – 19.96%
USD	1,250,000	Constellation Brands, Inc. (d)	7.250	5/15/17	1,435,938
USD	710,000	Digicel Group, Ltd. (a)	10.500	4/15/18	749,050
USD	600,000	HCA Holdings, Inc. (a)	7.750	5/15/21	646,500
USD	300,000	HCA, Inc	8.000	10/1/18	337,500
USD	1,500,000	Iron Mountain, Inc	6.625	1/1/16	1,506,750
EUR	2,500,000	Lehman Brothers UK Capital Funding
		IV LP (c) (e) (f) (g)	5.750	4/25/13	—
EUR	775,000	Levi Strauss & Co	7.750	5/15/18	1,022,444
USD	1,010,000	Pinnacle Entertainment, Inc	8.750	5/15/20	1,111,000
USD	240,000	Regal Entertainment Group	9.125	8/15/18	265,200
USD	1,240,000	Service Corp International	7.625	10/1/18	1,413,600
USD	1,000,000	Time Warner Cable, Inc. (d)	4.000	9/1/21	1,052,869
					9,540,851
		Total corporate bonds
		(Cost $43,139,742)			41,047,852

US government obligations – 8.68%

		United States – 8.68%
USD	1,400,000	United States Treasury Note (h)	3.625	2/15/21	1,653,093
USD	2,500,000	United States Treasury Note (d)	0.250	9/15/14	2,494,923
					4,148,016
		Total US government obligations
		(Cost $4,041,176)			4,148,016

See notes to financial statements

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
June 30, 2012 (continued)

			Value
Contracts			(note 2)
Options purchased – 0.13%
		United States – 0.13%
USD	2,200	S&P 500 Index, Put @ $1,250
		Expires 9/22/12	$ 35,310
USD	1,100	S&P 500 Index, Put @ $1,290
		Expires 9/22/12	26,400
			61,710
		Total options purchased
		(Cost $83,826)	61,710

		Total long-term investments

		(Cost $47,264,744)	45,257,578
	Shares

Short-term investments – 1.36%
	131,569	Federated Treasury Obligations Fund (h)	131,569
	519,668	Fidelity Institutional Treasury Portfolio (h)	519,668

		Total short-term investments
		(Cost $651,237)	651,237

Total investments – 96.03%

		(Cost $47,915,981)	45,908,815

Net other assets and liabilities – 3.97%			1,900,284
Total net assets – 100.00%			$47,809,099

(a)
Restricted security, purchased under Rule 144A, section 4(2)g, which is exempt registration under the securities Act of 1933 as amended. At June 30, 2012, the securities had an aggregate value of $4,995,439, which represents 10.5% of net assets.

(b)	Security is a floating rate bond.
(c)	Maturity date is perpetual. Maturity date presented represents the next call date.
(d)	A portion of this security is segregated as collateral for swap contracts.
(e)	Security is in default.
(f)	Fair valued at June 30, 2012 as determined in good faith using procedures approved by the Board of Trustees.
(g)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(h)	A portion of this security is segregated as collateral for futures contracts.

See notes to financial statements

Henderson Global Funds	Portfolio of investments (unaudited)

Strategic Income Fund
June 30, 2012 (continued)

Other information:
Industry concentration as	% of Net
a percentage of net assets:	assets
Cable TV	9.88%
US Government Obligations	8.68
Containers-Metal/Glass	5.16
Beverages – Wine & Spirits	5.11
Telephone-Integrated	4.46
Life/Health Insurance	4.32
Gambling (Non-Hotel)	4.09
Tobacco	3.94
Publishing-Newspapers	3.65
Commercial Banks Non-US	3.59
Commercial Services	3.15
Internet Connectivity Services	3.05
Funeral Services & Related Items	2.96
Sovereign	2.53
Medical-Hospitals	2.40
Apparel Manufacturers	2.14
Telecom Services	2.11
Airport Development & Maintenance	1.98
Building Products – Cement Aggregates	1.79
Television	1.71
Electronic Parts Distribution	1.58
Cellular Telecommunications	1.57
Computer Data Security	1.44

Industry concentration as	% of Net
a percentage of net assets:	assets
Distribution/Wholesale	1.43%
Paper & Related Products	1.42
Diversified Banking Institution	1.41
Investment Management & Advising Services	1.33
Food-Retail	1.29
Water	1.29
Diversified Operations	0.96
Consulting Services	0.93
Diversified Manufacturing Operations	0.91
Medical-Drugs	0.60
Theaters	0.55
Advertising Services	0.45
Industrial Gases	0.45
Multimedia	0.23
Other	0.13
Finance – Investment Banking & Brokerage	—
Long-Term Investments	94.67
Short-Term Investments	1.36
Total Investments	96.03
Net Other Assets and Liabilities	3.97
100.00%

See notes to financial statements

Henderson Global Funds	Financial statements (unaudited)

Statements of assets and liabilities
June 30, 2012

	International	Money	Strategic
	All Cap Equity	Market	Income
	Fund	Fund	Fund
Assets:
Investments in State Street Money Market Portfolio, at fair value	$—	$64,520,837	$—
Investments in Securities, at fair value	6,931,830	—	45,257,578
Short-term investments, at fair value	345,538	—	651,237
Total investments	7,277,368	64,520,837	45,908,815
Foreign cash, at value	2,424	—	1,023,916
Cash at broker for open futures contracts	—	—	172,075
Unrealized appreciation on open swap contracts	—	—	2,279
Credit default swap contracts premiums paid	—	—	223,380
Receivable for open forward foreign currency contracts	—	—	9,346
Dividends and interest receivable	72,170	—	697,180
Receivable from investment adviser	13,909	—	—
Receivable for fund shares sold	—	—	127,863
Prepaid expenses and other assets	18,341	25,561	17,792
Total Assets	7,384,212	64,546,398	48,182,646
Liabilities:
Payable for fund shares redeemed	—	40	13,711
Unrealized depreciation on open swap contracts	—	—	74,544
Unrealized depreciation on open futures contracts	—	—	44,198
Payable for open forward foreign currency contracts	—	—	126,358
Payable to investment adviser	—	—	9,778
Payable for 12b-1 distribution and service fees	54	—	27,238
Accrued expenses and other payables	40,859	23,250	77,720
Total Liabilities	40,913	23,290	373,547
Net assets	$7,343,299	$64,523,108	$47,809,099
Net assets consist of:
Paid-in capital	$13,811,719	$64,520,538	$86,672,298
Accumulated undistributed net investment income (loss)	203,098	2,570	(112,520)
Accumulated net realized loss on investments, futures, swaps, options and
foreign currency transactions	(7,029,935)	—	(36,516,753)
Net unrealized appreciation (depreciation) of investments, futures, swaps,
options and foreign currencies	358,417	—	(2,233,926)
	$7,343,299	$64,523,108	$47,809,099
Net assets:
Class A Shares	$124,147	$4,965,275	$15,017,186
Class B Shares	N/A	$766,418	$7,429,222
Class C Shares	$37,177	$3,462,006	$22,112,787
Class I Shares	$7,181,975	N/A	$3,249,904
Class Z Shares	N/A	$55,329,409	N/A

See notes to financial statements

Henderson Global Funds	Financial statements (unaudited)

Statements of assets and liabilities
June 30, 2012 (continued)

	International	Money	Strategic
	All Cap Equity	Market	Income
	Fund	Fund	Fund
Shares outstanding:
Class A Shares (unlimited number of shares authorized)	17,198	4,965,275	1,723,768
Class B Shares (unlimited number of shares authorized)	N/A	766,418	851,200
Class C Shares (unlimited number of shares authorized)	5,154	3,462,006	2,548,840
Class I Shares (unlimited number of shares authorized)	998,062	N/A	373,578
Class Z Shares (unlimited number of shares authorized)	N/A	55,329,409	N/A
Class A shares:
Net asset value and redemption price per share	$7.22	$1.00	$8.71
Maximum sales charge*	5.75%	N/A	4.75%
Maximum offering price per share	$7.66	N/A	$9.14
Class B shares:
Net asset value and offering price per share	N/A	$1.00	$8.73
Class C shares:
Net asset value and offering price per share	$7.21	$1.00	$8.68
Class I shares:
Net asset value and offering price per share	$7.20	N/A	$8.70
Class Z shares:
Net asset value and offering price per share	N/A	$1.00	N/A
Investments, at cost	$6,914,448	$64,520,837	$47,915,981
Foreign cash, at cost	$2,433	$—	$1,011,537
* On purchases of $50,000 or more, the sales charge will be reduced.

See notes to financial statements

Henderson Global Funds	Financial statements (unaudited)

Statements of operations
For the six months ended June 30, 2012

	International	Money	Strategic
	All Cap Equity	Market	Income
	Fund	Fund	Fund
Investment income:
Dividends	$211,218	$—	$17,815
Income allocated from State Street Money Market Portfolio	—	110,081	—
Interest	48	—	1,354,989
Foreign taxes withheld	(19,739)	—	—
Expenses allocated from State Street Money Market Portfolio	—	(21,948)	—
Total Investment Income	191,527	88,133	1,372,804
Expenses:
Investment advisory fees	73,308	—	132,847
12b-1 distribution and service fees:
Class A Shares	144	9,048	20,540
Class B Shares	—	4,352	37,431
Class C Shares	234	18,395	110,079
Sub-accounting fees:
Class A Shares	62	801	3,985
Class B Shares	—	762	3,526
Class C Shares	54	2,280	11,422
Class I Shares	—	—	1,203
Transfer agent fees:
Class A Shares	—	1,666	3,151
Class B Shares	—	272	1,003
Class C Shares	—	909	2,279
Class I Shares	1,116	—	515
Class Z Shares	—	5,771	—
Custodian fees	34,875	—	6,732
Printing and postage fees	20,295	14,196	15,288
Registration and filing fees	20,160	22,465	30,250
Audit fees	16,926	14,196	17,108
Accounting fees	5,936	589	2,499
Legal fees	3,185	1,850	3,220
Administrative fees	2,156	8,396	6,039
Trustees’ fees and expenses	1,919	2,298	2,007
Compliance officer fees	482	1,183	944
Miscellaneous fees	11,692	4,005	24,779
Total Expenses	192,544	113,434	436,847
Fees waived and/or expenses reimbursed by investment adviser	(92,986)	(14,912)	(63,477)
Fees waived by distributor	—	(31,795)	—
Net Expenses	99,558	66,727	373,370
Net investment income	91,969	21,406	999,434
Realized and unrealized gain/(loss):
Net realized gain/(loss) from:
Investment transactions	1,342,697	—	(257,009)
Futures contracts	—	—	336,325
Option contracts	—	—	(48,656)
Swap contracts	—	—	(56,520)
Foreign currency transactions	(8,142)	—	837,983
Net change in unrealized appreciation/depreciation of:
Investments	1,514,132	—	1,585,025
Futures contracts	—	—	(44,198)
Option contracts	—	—	(22,116)
Swap contracts	—	—	(72,265)
Translation of other assets and liabilities	435	—	(399,860)
Net Realized and Unrealized Gain	2,849,122	—	1,858,709
Net increase in net assets resulting from operations	$2,941,091	$21,406	$2,858,143

See notes to financial statements

Henderson Global Funds	Financial statements (unaudited)

Statements of changes in net assets
International All Cap Equity Fund

	Six months	Year ended
	ended June 30, 2012	December 31, 2011
Net investment income	$91,969	$1,818,370
Net realized gain/(loss) on investments and foreign currency transactions	1,334,555	(7,822,975)
Net change in unrealized appreciation/depreciation of investments and
foreign currency translations	1,514,567	(17,446,203)
Net increase/(decrease) in net assets resulting from operations	2,941,091	(23,450,808)

Distributions to shareholders from net investment income:
Class A Shares	—	(3,784)
Class C Shares	—	(3,738)
Class I Shares	—	(1,458,755)
Total distributions to shareholders from net investment income:	—	(1,466,277)

Distributions to shareholders from net realized capital gains:
Class A Shares	—	(415)
Class C Shares	—	(154)
Class I Shares	—	(164,157)
Total distributions to shareholders from net realized capital gains:	—	(164,726)

Increase/(decrease) from Fund share transactions:
Class A Shares	37,886	105,364
Class C Shares	(69,405)	99,779
Class I Shares	(27,713,152)	(76,229,163)
Net decrease from Fund share transactions:	(27,744,671)	(76,024,020)
Net decrease in net assets	(24,803,580)	(101,105,831)

Net assets:
Beginning of period	32,146,879	133,252,710
End of period	$7,343,299	$32,146,879
Accumulated undistributed net investment income	$203,098	$111,129

See notes to financial statements

Henderson Global Funds	Financial statements (unaudited)

Statements of changes in net assets
Money Market Fund

	Six months	Year ended
	ended June 30, 2012	December 31, 2011
Net investment income	$21,406	$33,692
Net increase in net assets resulting from operations	21,406	33,692

Distributions to shareholders from net investment income:
Class A Shares	(1,893)	(2,065)
Class B Shares	(218)	(411)
Class C Shares	(922)	(1,696)
Class Z Shares	(18,373)	(29,520)
Total distributions to shareholders from net investment income:	(21,406)	(33,692)

Increase/(decrease) from Fund share transactions:
Class A Shares	(5,422,025)	7,318,099
Class B Shares	(310,345)	374,219
Class C Shares	(1,265,557)	1,708,346
Class Z Shares	2,520,760	(22,194,536)
Net decrease from Fund share transactions:	(4,477,167)	(12,793,872)
Net decrease in net assets	(4,477,167)	(12,793,872)

Net assets:
Beginning of period	69,000,275	81,794,147
End of period	$64,523,108	$69,000,275
Accumulated undistributed net investment income	$2,570	$2,570

See notes to financial statements

Henderson Global Funds	Financial statements (unaudited)

Statements of changes in net assets
Strategic Income Fund

	Six months	Year ended
	ended	December 31,
	June 30, 2012	2011
Net investment income	$999,434	$2,511,927
Net realized gain/(loss) on investments, futures contracts, swap contracts,
options and foreign currency transactions	812,123	(552,328)
Net change in unrealized appreciation/(depreciation) of investments,
futures contracts, swap contracts, options and foreign currency translations	1,046,586	(1,907,519)
Net increase in net assets resulting from operations	2,858,143	52,080

Distributions to shareholders from net investment income:
Class A Shares	(369,572)	(911,392)
Class B Shares	(141,164)	(285,116)
Class C Shares	(417,083)	(852,217)
Class I Shares	(59,176)	(43,932)
Total distributions to shareholders from net investment income:	(986,995)	(2,092,657)

Return of capital:
Class A Shares	—	(177,404)
Class B Shares	—	(55,499)
Class C Shares	—	(165,886)
Class I Shares	—	(8,552)
Total return of capital:	—	(407,341)

Increase/(decrease) from Fund share transactions:
Class A Shares	(2,841,236)	(10,081,550)
Class B Shares	(270,943)	(747,916)
Class C Shares	(988,883)	(3,698,882)
Class I Shares	1,287,814	2,021,116
Net decrease from Fund share transactions:	(2,813,248)	(12,507,232)
Net decrease in net assets	(942,100)	(14,955,150)
Net assets:
Beginning of period	48,751,199	63,706,349
End of period	$47,809,099	$48,751,199
Accumulated undistributed net investment loss	$(112,520)	$(124,959)

See notes to financial statements

Henderson Global Funds	Financial statements (unaudited)

Statements of changes - capital stock activity
International All Cap Equity Fund

	Six months	Year ended
	ended	December 31,
	June 30, 2012	2011
Amount
Class A shares:
Sold	$65,504	$156,028
Issued as reinvestment of dividends	—	4,199
Redeemed	(27,618)	(54,863)
Net increase	$37,886	$105,364
Class C shares:
Sold	$8,927	$95,887
Issued as reinvestment of dividends	—	3,892
Redeemed	(78,332)	—
Net increase/(decrease)	$(69,405)	$99,779
Class I shares:
Sold	$918,691	$8,620,772
Issued as reinvestment of dividends	—	882,780
Redeemed	(28,631,843)	(85,732,715)
Net decrease	$(27,713,152)	$(76,229,163)
Shares
Class A shares:
Sold	9,133	17,573
Issued as reinvestment of dividends	—	605
Redeemed	(3,738)	(7,500)
Net increase	5,395	10,678
Class C shares:
Sold	1,131	13,060
Issued as reinvestment of dividends	—	561
Redeemed	(10,723)	—
Net increase/(decrease)	(9,592)	13,621
Class I shares:
Sold	130,775	970,501
Issued as reinvestment of dividends	—	127,359
Redeemed	(3,726,653)	(11,485,136)
Net decrease	(3,595,878)	(10,387,276)

See notes to financial statements

Henderson Global Funds	Financial statements (unaudited)

Statements of changes - capital stock activity
Money Market Fund

	Six months	Year ended
	ended	December 31,
	June 30, 2012	2011
Amount
Class A shares:
Sold	$1,902,069	$10,226,157
Issued as reinvestment of dividends	1,571	1,755
Redeemed	(7,325,665)	(2,909,813)
Net increase/(decrease)	$(5,422,025)	$7,318,099
Class B shares:
Sold	$51,981	$1,129,758
Issued as reinvestment of dividends	204	363
Redeemed	(362,530)	(755,902)
Net increase/(decrease)	$(310,345)	$374,219
Class C shares:
Sold	$979,676	$5,421,023
Issued as reinvestment of dividends	885	1,607
Redeemed	(2,246,118)	(3,714,284)
Net increase/(decrease)	$(1,265,557)	$1,708,346
Class Z shares:
Sold	$352,661,996	$592,251,678
Issued as reinvestment of dividends	18,372	29,522
Redeemed	(350,159,608)	(614,475,736)
Net increase/(decrease)	$2,520,760	$(22,194,536)
The number of shares sold, issued as reinvestment of dividends and redeemed approximates the dollar amount of transactions.

See notes to financial statements

Henderson Global Funds	Financial statements (unaudited)

Statements of changes - capital stock activity
Strategic Income Fund

	Six months	Year ended
	ended	December 31,
	June 30, 2012	2011 *
Amount
Class A shares:
Sold	$1,567,374	$7,474,651
Issued as reinvestment of dividends	269,333	775,913
Redeemed	(4,677,943)	(18,332,114)
Net decrease	$(2,841,236)	$(10,081,550)
Class B shares:
Sold	$410,842	$653,217
Issued as reinvestment of dividends	80,618	167,269
Redeemed	(762,403)	(1,568,402)
Net decrease	$(270,943)	$(747,916)
Class C shares:
Sold	$2,262,194	$5,674,086
Issued as reinvestment of dividends	270,586	640,869
Redeemed	(3,521,663)	(10,013,837)
Net decrease	$(988,883)	$(3,698,882)
Class I shares:
Sold	$1,454,302	$2,449,572
Issued as reinvestment of dividends	59,049	52,451
Redeemed	(225,537)	(480,907)
Net increase	$1,287,814	$2,021,116
Shares
Class A shares:
Sold	181,025	864,388
Issued as reinvestment of dividends	31,059	88,698
Redeemed	(540,110)	(2,095,202)
Net decrease	(328,026)	(1,142,116)
Class B shares:
Sold	47,795	76,605
Issued as reinvestment of dividends	9,277	19,197
Redeemed	(88,120)	(179,960)
Net decrease	(31,048)	(84,158)
Class C shares:
Sold	262,582	662,914
Issued as reinvestment of dividends	31,334	73,694
Redeemed	(408,174)	(1,146,458)
Net decrease	(114,258)	(409,850)
Class I shares:
Sold	167,645	276,243
Issued as reinvestment of dividends	6,816	6,187
Redeemed	(26,069)	(57,244)
Net increase	148,392	225,186

*Class I commenced operations on April 29, 2011.

See notes to financial statements

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Henderson Global Funds	Financial highlights (unaudited)

For a share outstanding throughout the periods indicated

		Income (loss) from investment operations:					Less distributions:
				Net			Dividends		Distributions
	Net asset	Net		realized and	Total		from		from net
	value,	investment		unrealized gain	from		net		realized
	beginning of	income		(loss) on	investment		investment		capital	Total
	period	(loss) (c)		investments	operations		income		gains	distributions
International All Cap Equity Fund
Class A
Period Ended 6/30/2012	$6.99	0.08		0.15	0.23		0.00		0.00	0.00
Year Ended 12/31/2011	8.89	0.08		(1.70)	(1.62)		(0.25)		(0.03)	(0.28)
Period Ended 12/31/2010 (a)	8.89	0.00		0.00	0.00		0.00		0.00	0.00
Class C
Period Ended 6/30/2012	$7.01	0.04		0.16	0.20		0.00		0.00	0.00
Year Ended 12/31/2011	8.89	0.00	(e)	(1.59)	(1.59)		(0.26)		(0.03)	(0.29)
Period Ended 12/31/2010 (a)	8.89	0.00		0.00	0.00		0.00		0.00	0.00
Class I
Period Ended 6/30/2012	$6.96	0.04		0.20	0.24		0.00		0.00	0.00
Year Ended 12/31/2011	8.89	0.14		(1.74)	(1.60)		(0.30)		(0.03)	(0.33)
Year Ended 12/31/2010	7.89	0.04		1.04	1.08		(0.08)		0.00	(0.08)
Year Ended 12/31/2009	5.67	0.00	(e)	2.23	2.23		(0.01)		0.00	(0.01)
Period Ended 12/31/2008 (b)	10.00	0.11		(4.13)	(4.02)		(0.31)		0.00	(0.31)
Money Market Fund (f)
Class A
Period Ended 6/30/2012	$1.00	0.00	(e)	0.00	0.00	(e)	0.00	(e)	0.00	0.00	(e)
Year Ended 12/31/2011	1.00	0.00	(e)	0.00	0.00	(e)	0.00	(e)	0.00	0.00	(e)
Year Ended 12/31/2010	1.00	0.00	(e)	0.00	0.00	(e)	0.00	(e)	0.00	0.00	(e)
Period Ended 12/31/2009 (g)	1.00	0.00	(e)	0.00	0.00 e	)	0.00	(e)	0.00	0.00	(e)
Class B
Period Ended 6/30/2012	$1.00	0.00	(e)	0.00	0.00	(e)	0.00	(e)	0.00	0.00	(e)
Year Ended 12/31/2011	1.00	0.00	(e)	0.00	0.00	(e)	0.00	(e)	0.00	0.00	(e)
Year Ended 12/31/2010	1.00	0.00	(e)	0.00	0.00	(e)	0.00	(e)	0.00	0.00	(e)
Period Ended 12/31/2009 (g)	1.00	0.00	(e)	0.00	0.00	(e)	0.00	(e)	0.00	0.00	(e)
Class C
Period Ended 6/30/2012	$1.00	0.00	(e)	0.00	0.00	(e)	0.00	(e)	0.00	0.00	(e)
Year Ended 12/31/2011	1.00	0.00	(e)	0.00	0.00	(e)	0.00	(e)	0.00	0.00	(e)
Year Ended 12/31/2010	1.00	0.00	(e)	0.00	0.00	(e)	0.00	(e)	0.00	0.00	(e)
Period Ended 12/31/2009 (g)	1.00	0.00	(e)	0.00	0.00	(e)	0.00	(e)	0.00	0.00	(e)
Class Z
Period Ended 6/30/2012	$1.00	0.00	(e)	0.00	0.00	(e)	0.00	(e)	0.00	0.00	(e)
Year Ended 12/31/2011	1.00	0.00	(e)	0.00	0.00	(e)	0.00	(e)	0.00	0.00	(e)
Year Ended 12/31/2010	1.00	0.00	(e)	0.00	0.00	(e)	0.00	(e)	0.00	0.00	(e)
Period Ended 12/31/2009 (g)	1.00	0.00	(e)	0.00	0.00	(e)	0.00	(e)	0.00	0.00	(e)

(a)	Class A & Class C commenced operations on December 31, 2010.
(b)	Class I commenced operations on January 31, 2008.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge.
Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(e)	Amount represents less than $0.01.
(f)	The per share amounts and percentages include the Fund’s proportionate share of income, expenses and net realized and unrealized gains or losses of the State Street Money Market Portfolio.
(g)	Money Market Fund commenced operations on April 20, 2009.

See notes to financial statements

Henderson Global Funds	Financial highlights (unaudited)

					Ratios to average net assets:
							Annualized ratio
							of operating
							expenses
					Annualized	Annualized	to average
					ratio of	ratio of	net assets
		Net asset		Net assets,	operating	net investment	without
		value,		end of	expenses to	income/(loss)	waivers and/or	Portfolio
Redemption		end of	Total	period	average	to average	expenses	turnover
fees		period	return (d)	(000)	net assets	net assets	reimbursed	rate

N/A		$7.22	3.29%	$124	1.40%	2.06%	2.57%	26%
N/A		6.99	(18.22)	82	1.39	1.02	1.96	70
0.00		8.89	0.00	10	0.00	0.00	0.00	57

N/A		$7.21	2.85%	$37	2.15%	0.98%	3.44%	26%
N/A		7.01	(17.84)	103	2.14	0.03	4.03	70
0.00		8.89	0.00	10	0.00	0.00	0.00	57

N/A		$7.20	3.45%	$7,182	1.15%	1.06%	2.23%	26%
N/A		6.96	(18.04)	31,961	1.12	1.59	1.19	70
0.00		8.89	13.74	133,233	1.10	0.49	1.14	57
0.00	(e)	7.89	39.26	69,501	1.15	0.03	2.31	64
0.00		5.67	(40.15)	1,779	1.15	1.36	6.40	114

N/A		$1.00	0.03%	$4,965	0.27%	0.05%	0.59%	N/A
N/A		1.00	0.05	10,387	0.22	0.05	0.63	N/A
0.00		1.00	0.06	3,069	0.25	0.06	0.63	N/A
0.00		1.00	0.09	3,724	0.35	0.13	0.78	N/A

N/A		$1.00	0.02%	$766	0.28%	0.05%	1.51%	N/A
N/A		1.00	0.05	1,077	0.22	0.05	1.43	N/A
0.00		1.00	0.06	703	0.25	0.06	1.38	N/A
0.00		1.00	0.09	801	0.35	0.13	1.53	N/A

N/A		$1.00	0.02%	$3,462	0.28%	0.05%	1.45%	N/A
N/A		1.00	0.05	4,728	0.22	0.05	1.39	N/A
0.00		1.00	0.06	3,019	0.25	0.06	1.38	N/A
0.00		1.00	0.09	4,022	0.35	0.13	1.53	N/A

N/A		$1.00	0.03%	$55,329	0.26%	0.07%	0.29%	N/A
N/A		1.00	0.05	52,809	0.22	0.05	0.34	N/A
0.00		1.00	0.06	75,003	0.25	0.06	0.38	N/A
0.00		1.00	0.09	45,002	0.35	0.13	0.53	N/A

See notes to financial statements

Henderson Global Funds	Financial highlights (unaudited)

For a share outstanding throughout the periods indicated

		Income (loss) from investment operations:			Less distributions:
			Net
			realized and		Dividends	Distributions
	Net asset	Net	unrealized	Total	from	from net
	value,	investment	gain	from	net	realized	Return
	beginning	income	(loss) on	investment	investment	capital	of	Total
	of period	(loss) (b)	investments	operations	income	gains	capital	distributions
Strategic Income Fund
Class A
Period Ended 6/30/2012	$8.39	0.20	0.32	0.52	(0.20)	0.00	0.00	(0.20)
Year Ended 12/31/2011	8.82	0.44	(0.43)	0.01	(0.37)	0.00	(0.07)	(0.44)
Year Ended 12/31/2010	8.44	0.46	0.38	0.84	(0.33)	0.00	(0.13)	(0.46)
Period Ended 12/31/2009(a)	7.6	0.21	0.83	1.04	0.00	0.00	(0.20)	(0.20)
Year Ended 7/31/2009	9.45	0.63	(1.78)	(1.15)	(0.70)	0.00	0.00	(0.70)
Year Ended 7/31/2008	10.87	0.71	(1.37)	(0.66)	(0.76)	0.00	0.00	(0.76)
Year Ended 7/31/2007	10.78	0.66	0.08	0.74	(0.65)	0.00	0.00	(0.65)
Class B
Period Ended 6/30/2012	$8.40	0.17	0.32	0.49	(0.16)	0.00	0.00	(0.16)
Year Ended 12/31/2011	8.83	0.38	(0.43)	(0.05)	(0.32)	0.00	(0.06)	(0.38)
Year Ended 12/31/2010	8.46	0.40	0.37	0.77	(0.29)	0.00	(0.11)	(0.40)
Period Ended 12/31/2009(a)	7.61	0.19	0.84	1.03	0.00	0.00	(0.18)	(0.18)
Year Ended 7/31/2009	9.44	0.56	(1.75)	(1.19)	(0.64)	0.00	0.00	(0.64)
Year Ended 7/31/2008	10.84	0.64	(1.36)	(0.72)	(0.68)	0.00	0.00	(0.68)
Year Ended 7/31/2007	10.76	0.57	0.07	0.64	(0.56)	0.00	0.00	(0.56)
Class C
Period Ended 6/30/2012	$8.35	0.16	0.33	0.49	(0.16)	0.00	0.00	(0.16)
Year Ended 12/31/2011	8.79	0.37	(0.43)	(0.06)	(0.32)	0.00	(0.06)	(0.38)
Year Ended 12/31/2010	8.41	0.40	0.38	0.78	(0.29)	0.00	(0.11)	(0.40)
Period Ended 12/31/2009(a)	7.59	0.19	0.81	1.00	0.00	0.00	(0.18)	(0.18)
Year Ended 7/31/2009	9.45	0.57	(1.79)	(1.22)	(0.64)	0.00	0.00	(0.64)
Year Ended 7/31/2008	10.86	0.64	(1.37)	(0.73)	(0.68)	0.00	0.00	(0.68)
Year Ended 7/31/2007	10.78	0.57	0.07	0.64	(0.56)	0.00	0.00	(0.56)
Class I
Period Ended 6/30/2012	$8.37	0.21	0.32	0.53	(0.20)	0.00	0.00	(0.20)
Period Ended 12/31/2011(c)	9.06	0.29	(0.66)	(0.37)	(0.27)	0.00	(0.05)	(0.32)

(a)	Strategic Income Fund changed its fiscal year end from July 31 to December 31 in 2009.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Class I commenced operations on April 29, 2011.
(d)	Amount represents less than $0.01.
(e)	Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge.
Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

See notes to financial statements

Henderson Global Funds	Financial highlights (unaudited)

					Ratios to average net assets:
							Annualized
							ratio
						Annualized	of operating
					Annualized	ratio	expenses to
					ratio	of	average net
					of	net	assets
		Net		Net	operating	investment	without
		asset		assets,	expenses	income/	waivers
		value,		end of	to	(loss)	and/or	Portfolio
Redemption		end of	Total	period	average	to average	expenses	turnover
fees		period	return (e)	(000)	net assets	net assets	reimbursed	rate

N/A		$8.71	6.19%	$15,017	1.10%	4.58%	1.34%	28%
N/A		8.39	0.06	17,210	1.20	5.04	1.51	41
0.00	(d)	8.82	10.17	28,171	1.30	5.30	1.54	38
0.00	(d)	8.44	13.82	35,656	1.30	6.19	1.63	11
0.00	(d)	7.60	(10.71)	28,905	1.30	8.69	1.62	53
0.00	(d)	9.45	(6.47)	64,687	1.30	6.87	1.45	41
0.00		10.87	6.71	39,470	1.30	5.89	1.77	73

N/A		$8.73	5.89%	$7,429	1.85%	3.84%	2.12%	28%
N/A		8.40	(0.69)	7,412	1.94	4.29	2.27	41
0.00	(d)	8.83	9.21	8,537	2.05	4.55	2.29	38
0.00	(d)	8.46	13.59	7,824	2.05	5.44	2.38	11
0.00	(d)	7.61	(11.23)	6,325	2.05	8.02	2.37	53
0.00	(d)	9.44	(7.00)	5,789	2.05	6.13	2.20	41
0.00		10.84	5.93	5,003	2.05	5.17	2.52	73

N/A		$8.68	5.93%	$22,113	1.85%	3.83%	2.13%	28%
N/A		8.35	(0.80)	22,244	1.94	4.29	2.26	41
0.00	(d)	8.79	9.39	26,997	2.05	4.55	2.29	38
0.00	(d)	8.41	13.22	30,152	2.05	5.45	2.38	11
0.00	(d)	7.59	(11.55)	28,513	2.05	7.96	2.37	53
0.00	(d)	9.45	(7.09)	62,906	2.05	6.17	2.20	41
0.00		10.86	5.92	29,752	2.05	5.11	2.52	73

N/A		$8.70	6.42%	$3,250	0.85%	4.87%	1.14%	28%
N/A		8.37	(4.10)	1,885	0.85	5.16	1.25	41

See notes to financial statements

Henderson Global Funds	Notes to financial statements (unaudited)

Note 1. Organization

Henderson Global Funds (the “Trust”) was organized on May 11, 2001, as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company. The Trust has an unlimited number of authorized shares that are divided among eleven series. The Henderson All Asset Fund, Henderson Emerging Markets Opportunities Fund, Henderson European Focus Fund, Henderson Global Equity Income Fund, Henderson Global Leaders Fund, Henderson Global Technology Fund, Henderson International Opportunities Fund and Henderson Japan Focus Fund are not included in this report because their fiscal year end is July 31. The Henderson International All Cap Equity Fund (“International All Cap Equity”), Henderson Money Market Fund (“Money Market”) and Henderson Strategic Income Fund (“Strategic Income”) (collectively, the “Funds”), are included in this report and are each a separate series of the Trust and are diversified.

Money Market is a feeder fund that invests substantially all of its assets in the State Street Money Market Portfolio, (the “Master Portfolio”), a series of State Street Master Funds. The investment objective and policies of Master Portfolio are substantially similar to those of Money Market. The value of Money Market’s investment in Master Portfolio reflects its proportionate interest in the net assets of Master Portfolio (0.25% at June 30, 2012). The performance of Money Market is directly affected by the performance of Master Portfolio. The financial statements of Master Portfolio are included elsewhere in this report and should be read in conjunction with Money Market’s financial statements. The investment objective of Money Market is to seek to maximize current income while providing liquidity, preservation of capital, and a stable $1.00 per share price.

The Funds offer the following share classes:

International All Cap Equity	Class A Class C Class I
Money Market	Class A Class B Class C Class Z
Strategic Income	Class A Class B Class C Class I

Class A shares generally provide for a front-end sales charge for International All Cap Equity and Strategic Income. Class B and Class C shares provide for a contingent deferred sales charge. Class I shares are not subject to a front-end or contingent deferred sales charge.

Each class of shares has equal rights as to earnings and assets except that each class may bear different distribution and shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. Class B shares automatically convert to Class A shares at the end of the month following the eighth anniversary of issuance. The Funds do not accept new or additional investments in Class B shares with the limited exception that current Class B shareholders may continue to have their dividends automatically reinvested in Class B shares of their Fund. As described in the prospectus, Class B shares of the Fund may continue to be exchanged with Class B shares of other Henderson Global Funds. In addition, direct purchases of Class C shares of Money Market are not permitted. Class Z shares are only available for purchase by other series of the Trust.

Note 2. Significant accounting policies

Security valuation

Money Market records its investments in Master Portfolio at its reported Net Asset Value (NAV), which approximates fair market value. The valuation polices of Master Portfolio are discussed in Note 2 of Master Portfolio’s Notes to Financial Statements, which are included elsewhere within this report.

Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the market value provided by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked price, or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Henderson Global Funds	Notes to financial statements (unaudited)

Short-term investments purchased with an original or remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates fair market value. Investments in registered investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable quoted forward rate.

Swap agreements are valued using independent values when available, otherwise, fair values are estimated on the basis of pricing models that incorporate current market measures for interest rates, currency exchange rates, equity prices and indices, credit spreads, corresponding market volatility levels and other market-based pricing factors.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or their designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value”, that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Security transactions and investment income

Investment transactions are accounted for on a trade-date basis. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Bond premium is amortized and discount is accreted over the expected life of each applicable security. Corporate actions involving foreign securities, including dividends, are recorded as soon as the information becomes available. Withholding taxes on foreign dividends are accrued in accordance with the applicable country’s tax rules and rates. Securities gains and losses are determined on the specified identified cost basis, which is the same basis used for federal income tax purposes.

In addition to the types of income noted above, Money Market also records its pro-rata share in the net investment income and gains or losses of Master Portfolio. Net investment income for Money Market consists of Money Market’s pro-rata share of the net investment income of Master Portfolio less all expenses of Money Market. Realized gains and losses from security transactions consist of the Money Market’s pro-rata share of the realized gains and losses of Master Portfolio.

Foreign currency translation

Investments in securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.

The Funds do not separate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments on the Statements of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Forward foreign currency contracts

The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-US dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Realized gains or losses on forward foreign currency contracts include net gains or losses on contracts that have matured. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities. These instruments involve market risk, credit risk or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations.

Henderson Global Funds	Notes to financial statements (unaudited)

Strategic Income held the following open forward foreign currency contracts at June 30, 2012:

		Local	Current	Unrealized
	Value	amount	notional	appreciation/
	date	(000’s)	value	(depreciation)
Australian
Short	7/20/12	3,492	$3,568,174	$(68,174)
Euro
Short	7/19/12	11,043	13,976,589	(57,724)
Euro
Short	7/20/12	342	432,760	(460)
British
Pound
Short	7/19/12	9,650	15,113,140	9,346

During the six months ended June 30, 2012, average monthly notional value related to forward foreign currency contracts was $7.0 million or 14.2% of net assets.

Futures contracts

The Funds are subject to interest rate risk and foreign currency risk in the normal course of pursuing its investment objectives. The Funds may invest in futures contracts to gain exposure to, or hedge against changes in the value of interest rates or foreign currencies and to gain exposure to equity indices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price and date. Upon entering into such contracts, the Funds are required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as "variation margin," are made or received by the Funds, depending on the fluctuations in the fair value of the underlying security. The Funds realize a gain or loss upon the expiration or closing of the futures contracts. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearing house, as counterparty to all exchange-traded futures, guarantees the contracts against default.

Strategic Income held the following open futures contracts at June 30, 2012:

			Aggregate	Unrealized
Number of		Expiration	notional	appreciation/
contracts		date	value	(depreciation)
S&P 500
Index
(Short)	3	9/30/12	$1,017,300	$(15,293)
UK Gilt
Bond
(Long)	29	9/30/12	5,409,783	(20,112)
US Treasury
10 Year
Note
(Long)	20	9/30/12	2,667,500	(8,793)

During the six months ended June 30, 2012, Strategic Income’s average notional value related to futures contracts was $3.6 million or 7.6% of net assets.

Options purchased

The Funds may purchase options to create investment exposure consistent with its investment objective or to hedge or limit exposure of its portfolio holdings. Options are valued daily and unrealized appreciation or depreciation is recorded. The Funds realize a gain or loss upon the expiration or closing of the option transaction. Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying instrument, the possibility of an illiquid market for the option or the inability of counterparties to perform. When applicable, option contracts purchased by the Funds and contracts outstanding at the end of the period are listed in the Funds’ Schedule of Investments.

Swap contracts

The Funds may enter into swap contracts. Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Funds enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Henderson Global Funds	Notes to financial statements (unaudited)

The Funds use credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Upfront payments received or paid by the Funds will be reflected as an asset or liability on the Statements of Assets and Liabilities. Changes in the value of swap contracts are included in unrealized appreciation/(depreciation) on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statements of Operations.

Strategic Income held the following open swap contracts at June 30, 2012:

								Upfront
			Rates		Implied	notional		premiums	Unrealized
	Bought/	Reference	paid/	Termination	credit	amount	Market	paid/	appreciation/
Counterparty	Sold	entity	(received)	date	Spread	(000s)	value	(received)	(depreciation)
J.P. Morgan		Legal & General
Securities Limited	Bought	Group Plc	1.00%	6/20/17	235.3%	$658	$39,432	$37,153	$2,279
J.P. Morgan		Legal & General
Securities Limited	Bought	Group Plc	1.00%	6/20/17	235.3%	578	33,103	40,165	(7,062)
Deutsche Bank AG	Bought	iTraxx-FINSU	5.00%	6/20/17	437.9%	1,250	(33,780)	(4,823)	(28,957)
J.P. Morgan		Republic of
Securities Limited	Bought	Turkey	1.00%	6/20/17	237.7%	700	44,406	61,174	(16,768)
J.P. Morgan		Republic of
Securities Limited	Bought	Turkey	1.00%	6/20/17	237.7%	700	44,406	65,032	(20,626)
Deutsche		Commonwealth
Bank AG	Bought	Bank of Australia	1.00%	9/20/17	167.2%	700	23,548	24,679	(1,131)
Total							$151,115	$223,380	($72,265)

During the six months ended June 30, 2012, Strategic Income’s average notional value related to swap contracts was $900,000 or 1.96% of net assets.

Henderson Global Funds	Notes to financial statements (unaudited)

Derivative instruments

The following table summarizes each Fund’s fair value of derivative instruments held at June 30, 2012 and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

The following table summarizes Strategic Income’s fair value of derivative instruments held at June 30, 2012 and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Location on statement of
	assets and liabilities	Fair value
Assets
Equity risk	Investments, at fair value -
	securities	$61,710
Foreign currency	Receivable for open
risk	forward foreign
	currency contracts	$9,346
Credit risk	Unrealized appreciation
	on open swap
	contracts	$2,279
	Location on statement of
	assets and liabilities	Fair value
Liabilities
Foreign currency	Payable for open
risk	forward foreign
	currency contracts	$126,358
Interest rate risk	Unrealized depreciation
	on open futures
	contracts	$28,905
Equity risk	Unrealized depreciation
	on open futures
	contracts	$15,293
Credit risk	Unrealized depreciation
	on open swap
	contracts	$74,544

Additionally, the amount of gains and losses on derivative instruments recognized in Strategic Income’s earnings during the period and the related location on the accompanying Statement of Operations is summarized in the following table by primary risk exposure:

	Location on statement
	of operations	Fair value
Realized
gain (loss)
Interest rate risk	Net realized gain (loss)
	from futures contracts	$225,259
Equity risk	Net realized gain (loss)
	from futures contracts	$111,066
Foreign currency	Net realized gain (loss)
risk	from foreign currency
	transactions	$844,756
Credit risk	Net realized gain (loss)
	from swap contracts	$(56,520)
Equity risk	Net realized gain (loss)
	from options contracts	$(48,656)
	Location on statement
	of operations	Fair value
Change in unrealized
appreciation/depreciation
Interest rate risk	Net change in unrealized
	appreciation/depreciation
	of futures contracts	$(28,905)
Equity risk	Net change in unrealized
	appreciation/depreciation
	of futures contracts	$(15,293)
Equity risk	Net change in unrealized
	appreciation/depreciation
	of options	$(22,116)
Credit risk	Net change in unrealized
	appreciation/depreciation
	of swap contracts	$(72,265)
Foreign currency	Net change in unrealized
risk	appreciation/depreciation
	of translation of other
	assets and liabilities	$(424,099)

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as future claims may be made against the Trust that have not yet been asserted.

Henderson Global Funds	Notes to financial statements (unaudited)

Use of estimates

The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Expenses

Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other expenses are allocated proportionately among each Fund within the Trust based on average daily net assets or on another reasonable basis. Money Market indirectly bears a pro-rata share of the fees and expenses of Master portfolio in which the Fund invests.

Federal income taxes

The Trust’s policy is that each Fund seeks to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended “Subchapter M”, that are applicable to regulated investment companies and to distribute substantially all its taxable income to shareholders. No federal income tax provision is required so long as each Fund operates in a manner that complies with the requirements of Subchapter M. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months. The Funds intend to file tax returns with the US Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions. Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

Losses incurred that will be carried forward under the provisions of the Act are as follows:

International All
Cap Equity
	Loss carryforward character
Expiration	Short-term	Long-term
Unlimited losses	$8,162,067	$ —

Strategic Income
	Loss carryforward character
Expiration	Short-term	Long-term
Unlimited losses	$384,380	$ —
12/31/13	341,836	—
12/31/14	207,447	—
12/31/15	477,632	—
12/31/16	1,001,344	—
12/31/17	34,174,962	—
12/31/18	336,160	—

Distributions to shareholders

Money Market distributions of net investment income are declared daily and distributed monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Henderson Global Funds	Notes to financial statements (unaudited)

Strategic Income and International All Cap Equity distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified within the capital accounts based on their federal tax-basis treatment.

The tax character of distributions paid during the six months ended June 30, 2012 and the year ended December 31, 2011 were as follows:

Six months
ended			Ordinary
June 30, 2012			income
Money Market			$21,406
Strategic Income			986,995

Year
ended
December	Ordinary	Return	Long-term
31, 2011	income	of capital	capital gains
International
All Cap Equity	$1,466,281	$ —	$164,722
Money Market	33,692	—	—
Strategic Income	2,092,657	407,341	—

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Unrealized
	ordinary	appreciation
	income	(depreciation)
International All
Cap Equity	$113,639	$(1,359,885)
Money Market	31,545	–
Strategic Income	–	(3,809,978)

Ordinary income and net realized gains/losses may differ for book and tax basis reporting purposes due to tax deferral on wash sales and transactions in passive foreign investment companies.

Note 3. Fair value measurements

Various inputs are used in determining the value of the Funds’ investments. The Funds use a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.

Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels:

•	Level 1 – quoted prices (unadjusted) in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

Any transfers between levels are disclosed, effective at the end of the period, in the table below with the reasons for the transfers disclosed in a note to the table, if applicable.

Henderson Global Funds	Notes to financial statements (unaudited)

The following tables summarize the Funds’ investments that are measured at fair value by level within the fair value hierarchy at June 30, 2012:

International All Cap Equity
	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Common Stocks
Austria	$130,267	$—	$—	$130,267
Belgium	183,855	—	—	183,855
Brazil	223,570	—	—	223,570
Canada	88,626	—	—	88,626
China	207,258	—	—	207,258
France	493,816	—	—	493,816
Germany	602,426	—	—	602,426
Indonesia	203,088	—	—	203,088
Israel	128,574	—	—	128,574
Italy	353,203	—	—	353,203
Japan	1,227,683	—	—	1,227,683
Korea	128,976	—	—	128,976
Netherlands	154,388	—	—	154,388
Norway	153,499	—	—	153,499
Singapore	227,161	—	—	227,161
Spain	110,889	—	—	110,889
Switzerland	671,373	—	—	671,373
United Kingdom	1,643,178	—	—	1,643,178
Total Common Stocks	6,931,830	—	—	6,931,830
Short-Term Investment	345,538	—	—	345,538
Total	$7,277,368	$—	$—	$7,277,368
Money Market

	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Mutual Funds	$—	$64,520,837	$—	$64,520,837
Total	$—	$64,520,837	$—	$64,520,837

During the period ended June 30, 2012, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Funds.

Henderson Global Funds	Notes to financial statements (unaudited)

Strategic Income
	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Corporate Bonds
Canada	$—	$433,275	$—	$433,275
France	—	1,621,860	—	1,621,860
Germany	—	3,598,817	—	3,598,817
Ireland	—	1,608,371	—	1,608,371
Luxembourg	—	3,149,485	—	3,149,485
Netherlands	—	1,968,087	—	1,968,087
United Kingdom	—	19,127,106	—	19,127,106
United States	—	9,540,851	—	9,540,851
Total Corporate Bonds	—	41,047,852	—	41,047,852
US Government Obligations	—	4,148,016	—	4,148,016
Total US Government Obligations	—	4,148,016	—	4,148,016
Options Purchased	61,710	—	—	61,710
United States	61,710	—	—	61,710
Short-Term Investments	651,237	—	—	651,237
Total Investments	712,947	45,195,868	—	45,908,815
Liabilities
Financial Derivative Instruments
Futures Contracts	(44,198)	—	—	(44,198)
Swap Contracts	—	(72,265)	—	(72,265)
Forward Foreign Currency
Contracts	—	(117,012)	—	(117,012)
Total Financial Derivative Instruments	$(44,198)	$(189,277)	$—	$(233,475)

During the period ended June 30, 2012, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance			Change in					Balance
	as of	Accrued		unrealized			Transfers	Transfers	as of
Investments in	January 1,	discounts/	Realized	appreciation			in to	out of	June
Securities	2012	premiums	gain/(loss)	(depreciation)	Purchases	Sales	Level 3	Level 3	30, 2012
Corporate Bonds
United States
Lehman
Brothers UK
Capital Funding
IV LP	$0	$0	$0	$0	$0	$0	$0	$0	$0
Total	$0	$0	$0	$0	$0	$0	$0	$0	$0

The total net change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments held at June 30, 2012 was $0.

The Fund’s management has determined that Lehman Brothers UK Capital Funding IV LP is a Level 3 investment due to the lack of observable inputs that may be used in the determination of fair value. Management has also concluded there is no value for the investment on the basis that the company has filed for bankruptcy, the position is currently in default and is highly subordinated.

Henderson Global Funds	Notes to financial statements (unaudited)

Note 4. Investment advisory fees and other transactions with affiliates

Pursuant to an Investment Advisory Agreement, Henderson Global Investors (North America) Inc. (“HGINA”) acts as the Funds’ investment adviser. HGINA is an indirect wholly-owned subsidiary of Henderson Group plc. HGINA supervises the investments for Money Market and no fee is payable to HGINA at any time Money Market invests substantially all its assets in a master-feeder structure. HGINA earns a fee for its services to International All Cap Equity and Strategic Income based on the average daily net assets for International All Cap Equity and on average daily managed assets for Strategic Income as set forth below.

International All Cap	First $250 million	0.85%
Equity	Next $250 million	0.80%
	Next $500 million	0.75%
	Over $1 billion	0.65%
Strategic Income1	First $1 billion	0.55%
	Next $500 million	0.50%
	Over $1.5 billion	0.45%

1 Managed assets means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). Since the Fund pays HGINA based on the Fund’s average daily managed assets, the HGINA’s fee will be higher if the Fund is leveraged.

Pursuant to separate contractual Expense Limitation Agreements, HGINA has agreed to waive or limit each Fund’s expenses, (including its pro-rata allocation of expense from Money Market’s Master Portfolio) and, if necessary, to reimburse expenses of each Fund in order to limit total annual ordinary operating expenses, including distribution and service fees, as a percentage of average daily net assets is as follows:
		Class B
	Class A	and/or C	Class I	Class Z
International
All Cap
Equity	1.40%	2.15%	1.15%	N/A
Money
Market	0.40%	0.40%	N/A	0.40%
Strategic
Income	1.10%	1.85%	0.85%	N/A

These agreements are effective through July 31, 2020, except the agreement for Money Market, which is effective through July 31, 2013. Shares of the Funds are often purchased through financial intermediaries who are agents of the Funds for the limited purpose of completing purchases and sales. These intermediaries may provide certain networking and sub-transfer agent services with respect to Fund shares held by that intermediary for its customers, and the intermediary may charge HGINA for those services. The Funds reimburse HGINA for such fees within limits specified by the Board of Trustees. The fees are included in Transfer agent fees in the Statement of Operations.

Henderson Investment Management Limited (“HIML”) is the sub-adviser for International All Cap Equity pursuant to a Sub-Advisory Agreement. HIML is also an indirect wholly-owned subsidiary of Henderson Group plc. HIML earns a fee of 0.35% for its services, paid by HGINA from its management fee, based on the Fund’s average daily net assets.

At June 30, 2012, HGINA owned the following number of shares of the Funds:

Shares
International All Cap Equity Class A	1,170
International All Cap Equity Class C	1,172
International All Cap Equity Class I	107,029

HGINA may limit expenses to the extent it deems appropriate to enhance the yield of Money Market during periods when fixed expenses have a significant impact on the yield of the Fund because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by HGINA at any time without notice.

HGINA is a direct subsidiary of Henderson International Inc. (“HII”). At June 30, 2012, HII owned the following number of shares in the Funds:

Shares
Strategic Income Class I	1,173

On June 30, 2012, the Henderson International Opportunities Fund, a separate series of the Henderson Global Funds, owned 85.7% of Money Market. The Henderson International Opportunities Fund invests a portion of its cash in Money Market.

Henderson Global Funds	Notes to financial statements (unaudited)

Note 5. Compensation of trustees and officers

Certain officers and trustees of the Trust are also officers of HGINA. None of the Trust’s officers, other than the Chief Compliance Officer are compensated by the Trust. The Trust makes no direct payments to trustees affiliated with HGINA. Fees paid to Trustees are reflected as Trustees’ fees and expenses in the Statements of Operations.

The Funds bear a portion of the compensation paid to the compliance officers who perform services directly related to the Trust. This compensation is reflected as Compliance officer fees in the Statements of Operations.

Note 6. Distribution

The Trust has adopted a distribution plan for Class A, Class B and Class C shares of the Funds in accordance with Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). Under the 12b-1 Plan, the Funds pay the distributor an annual fee of 0.25% of the average daily net assets attributable to its Class A shares, and an annual fee of 1.00% of the average daily net assets attributable to its Class B and C shares. The 12b-1 Plan is used to induce or compensate financial intermediaries (including brokerage firms, depository institutions and other firms) to provide distribution and/or services to the Funds and their shareholders. In accordance with a waiver agreement, the distributor has agreed to waive all distribution and service fees for Money Market through April 30, 2013.

Note 7. Investment transactions

Purchases and sales of investment securities, excluding short-term investments and US government securities for the six months ended June 30, 2012, were as follows:

	Purchases	Sales
International All Cap Equity	$4,499,217	$33,338,743
Strategic Income	11,600,827	4,498,947

The US federal income tax basis of investments, excluding foreign currency, forward currency contracts and futures contracts at June 30, 2012, and the gross unrealized appreciation and depreciation, were as follows:

	International
	All Cap	Strategic
	Equity	Income
Cost	$6,938,738	$48,137,591
Gross unrealized appreciation	805,203	2,182,335
Gross unrealized depreciation	466,573	4,411,111
Net unrealized appreciation/
depreciation	338,630	(2,228,776)

Identified cost may differ for book and tax basis reporting purposes primarily due to tax deferral of losses on wash sales and PFIC transactions reflected as of June 30, 2012.

Tax cost and book cost are the same for Money Market.

Note 8. Significant concentrations

International All Cap Equity and Strategic Income invest a substantial percentage of their assets in securities of foreign issuers. International All Cap Equity may also invest a substantial percentage of its net assets in securities of emerging market countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. Some countries in which the Fund invests may require government approval for repatriation of investment income, capital or the proceeds for sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. In addition, changes in currency exchange rates will affect the value of investments denominated in a foreign currency, as well as investment income derived from those securities.

Strategic Income invests primarily in income producing securities with a focus on foreign investment grade debt. It may also invest in lower quality high yield securities. Investing in high yield securities may involve greater risks and considerations not typically associated with investing in US Government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as “junk bonds”. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established secondary market and because of a decline in value of such securities.

International All Cap Equity and Strategic Income may invest a high percentage of their net assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the economic, political and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the Funds’ net assets and will cause the value of its shares to fluctuate more than if the Funds did not concentrate its investments in a particular sector.

Henderson Global Funds	Notes to financial statements (unaudited)

Note 9. Borrowing arrangements

The Trust has a $100 million credit facility for certain Funds to facilitate portfolio liquidity. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 1.25%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating Funds. The commitment fee is included in Miscellaneous fees on the Statements of Operations. No amounts were borrowed by the Funds under this facility during the six months ended June 30, 2012.

Henderson Global Funds	Other information (unaudited)

Proxy voting policies

The Funds have filed with the Securities and Exchange Commission their proxy voting records for the twelve months ended June 30, 2012 on Form N-PX, which must be filed each year by August 31. Form N-PX is available on the Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting records and proxy voting policies and procedures are also available without charge, upon request, by calling 866.443.6337 or by visiting the Funds’ website at www.hendersonglobalinvestors.com.

Quarterly portfolio of investments

A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q. The Funds have filed with the Securities and Exchange Commission the Form N-Q and it is available on the Securities and Exchange Commission’s website at www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The quarterly Portfolio of Investments are also available without charge, upon request, by calling 866.443.6337 or by visiting the Funds’ website at www.hendersonglobalinvestors.com.

Approval of continuation of investment advisory agreement

The Board of Trustees of Henderson Global Funds oversees the management of the Funds and, as required by law, the investment advisory and the sub-advisory agreements for the Funds (the “Advisory Agreements”). In connection with their annual consideration of those agreements for the Funds, the Trustees received and reviewed a substantial amount of information provided by Henderson Global Investors (North America) Inc. (the “Adviser”) and Henderson Investment Management Limited (the “Sub-Adviser”) in response to detailed requests of the Independent Trustees and their independent legal counsel. The Trustees also discussed with representatives of management the operations of the Funds and the nature and quality of the advisory and other services provided to the Funds by the Adviser and the Sub-Adviser. The Independent Trustees also received and reviewed a memorandum from their counsel regarding their responsibilities in considering continuation of the agreements. Throughout their consideration of the agreements the Independent Trustees were advised by their independent legal counsel. The Independent Trustees met with management to consider the agreements, and at that meeting they also met separately in executive session with their counsel.

May 23, 2012 Meeting

At a meeting held on May 23, 2012, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below.

Nature, extent and quality of services

The Independent Trustees noted the various reports and presentations they had received in connection with their evaluation of the nature, extent and quality of services provided under the Advisory Agreements by the Adviser and Sub-Adviser, addressing the services performed by the Adviser and Sub-Adviser, as well as their expertise, resources and capabilities. The Trustees then reviewed and considered the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser (in the case of the International All Cap Equity Fund), taking into account the investment objective(s) and strategy of each Fund and the knowledge they had gained from their regular and special meetings. In addition, the Trustees reviewed the resources and key personnel of the Adviser and the Sub-Adviser, especially the personnel who provide investment management services to the Funds. Management provided an overview of the Adviser and its parent company and reviewed Henderson’s capabilities and resources. Management also reviewed the investment approach for the Funds and the qualifications of their respective portfolio management teams.

The Trustees considered the methodology the Adviser and the Subadviser use in determining compensation payable to portfolio managers, the very competitive environment for investment management talent and the competitive market for mutual funds in different distribution channels.

The Trustees also considered other services provided to the Funds by the Adviser and the Subadviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to the Funds’ investment restrictions, producing shareholder reports, providing support services for the Trustees and committees of the Board and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures of the Funds and with applicable securities laws and regulations.

Investment performance and fees

The Independent Trustees noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under investment management contracts. The Independent Trustees considered, in particular, the detailed reports and analyses performed and compiled by an independent third party, Lipper Inc. (the

Henderson Global Funds	Other information (unaudited)

“Lipper Report”) that show, for each Fund and for various periods, total return performance data ranked within a performance universe and performance group. In addition, for purposes of their review of the reasonableness of the advisory fees, the Independent Trustees considered the expense rankings and quintiles tables, contractual management fees at common asset levels and at various asset levels, expense ratios and various other fees and expenses data and supporting information contained within the Lipper Report.

The Trustees then reviewed the performance and expenses of each Fund, including comparative and percentile ranking information in the Lipper Report.

Henderson International All Cap Equity Fund: The Board observed that the Fund ranked in the fifth quintile of its peer group and fourth quintile for its performance universe for performance over the one-year period. In this regard, the Board considered the Fund’s relatively short track record since its inception in 2008, but noted that its performance year-to-date ranked in the second quintile of its peer group and performance universe. With respect to fees and expenses, the Board noted that the Fund’s actual management fee and total expense ratio were below the median of its peer group.

Henderson Money Market Fund: While considering the Fund’s limited purpose and feeder fund structure, the Board observed that the Fund’s performance for the one-year period ranked in the first quintile of both its peer group and performance universe. With respect to the Fund’s fees and expenses, the Board took into account that the Fund’s contractual management fees were the lowest of its peer group and its total expense ratio was below the median expense ratio.

Henderson Strategic Income Fund: The Board considered that the Fund’s performance was appropriate in light of the particular management style involved, with performance ranking in the first quintile of its peer group and performance universe for the year-to-date and three-year periods and in the fifth quintile for the one-year and five-year periods, noting the change in portfolio managers prior to that period. The Board noted, in this regard, that, as a result of its investment program, the Fund traditionally underperforms in “risk-off” markets due to its larger weighting in high yield securities relative to peers. In assessing the Fund’s actual management fee and total expenses, the Board observed that the Fund’s actual management fee was in the first quintile and that the total expense ratio was competitive in comparison to its peer group.

The Trustees next reviewed the management fees of the Adviser and the Sub-Adviser for certain affiliated funds and separate accounts and certain non-affiliated sub-advised funds (for which the Adviser or the Sub-Adviser provides only portfolio management services). Although in some instances the fee rates for various investment strategies were lower than management fees for Funds having a similar strategy, the Trustees noted that the Adviser and the Sub-Adviser perform significant additional services for the Funds that they generally do not provide to other clients, including administrative services, oversight of the Funds’ other service providers, Board support, regulatory compliance and numerous other services and that, in serving the Funds, the Adviser assumes many legal risks that it does not generally assume in merely providing portfolio management services to those other clients.

Costs of services provided and the profits realized by Henderson and its affiliates from their relationships with the funds

In considering the reasonableness of investment management service fees, the Independent Trustees also considered the expected profitability of Henderson and its affiliates in connection with Henderson providing investment management services to the Funds.

The Trustees also reviewed the financial information related to Henderson’s parent company and its corporate structure. The Trustees recognized that profitability comparisons among fund managers are difficult because very little comparative information is publicly available, and the profitability of any manager is affected by numerous factors, including the organizational structure of the particular manager, the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the manager’s capital structure and cost of capital.

Economies of scale

The Independent Trustees then considered the economies of scale that might be realized by the Adviser as a Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this connection, it was observed that the fee schedules include various pre-established “breakpoints” in investment management service fees that are triggered as a Fund’s net asset level increases. The Independent Trustees observed that each Fund (with the exception of the Money Market Fund) has remaining breakpoints that have not yet been reached. The Independent Trustees noted that based on the receipt of information showing the breakpoints, they were comfortable that such breakpoints satisfactorily provide for sharing economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow. With respect to the Money Market Fund, the Independent Trustees concluded that there is limited potential for economies of scale that would inure to the benefit of the Fund’s shareholders given the Fund’s master feeder structure and limited purpose.

Henderson Global Funds	Other information (unaudited)

Other Benefits to the Adviser

The Trustees also considered benefits that accrue to the Adviser and the Sub-Adviser from their relationship with the Funds and their use of commissions paid on portfolio brokerage transactions of the Funds to obtain research products and services benefiting the Fund and/or other clients.

June 13-14, 2012 Meeting

At a meeting held on June 13-14, 2012, it was noted that the Board had met previously in-person on May 23, 2012, to review annual approval related materials. The representatives of the Adviser indicated that there had not been any material changes to the information that had been provided for the May 23, 2012 meeting.

Based on their evaluation of the information provided by the Adviser and the Sub-Adviser and other information, the Trustees determined that the overall arrangements between the Funds and the Adviser were fair and reasonable in light of the nature and quality of the services provided by the Adviser and the Sub-Adviser, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. In making that determination, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered paramount or dispositive and each Trustee may have weighed the information differently.

Nature, extent and quality of services

The Trustees reviewed and considered the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser (in the case of the International All Cap Equity Fund), taking into account the investment objective and strategy of the Funds and the knowledge they had gained from their May 23, 2012 meeting and their regular meetings with management on at least a quarterly basis. The Trustees concluded that the nature and extent of the services provided to the Funds by the Adviser and the Sub-Adviser were appropriate and consistent with the terms of the respective Advisory Agreements, that the quality of those services had been consistent with quality norms in the industry and that the Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser and the Sub-Adviser had sufficient personnel with the appropriate education and experience to serve the Funds effectively, and had demonstrated their continuing ability to attract and retain well-qualified personnel.

Performance and fees

The Trustees considered the Funds’ investment performance over various time periods in comparison to information for other comparable funds as provided by Lipper. They concluded that the performance of the Funds met or exceeded acceptable levels and that the Funds and their shareholders were benefiting from the current management of the Funds. The Trustees examined information on the fees and other expenses paid by the Funds in comparison to information for other comparable funds as provided by Lipper. The Trustees also reviewed the management fees of the Adviser and the Sub-Adviser for certain affiliated funds and separate accounts and certain non-affiliated sub-advised funds (for which the Adviser or the Sub-Adviser provides only portfolio management services). The Trustees reviewed information on the profitability of (or loss) to the Adviser and its affiliates of their relationships with the Funds and concluded that the Adviser’s profitability level with respect to the Funds in relation to the services rendered was not unreasonable. Finally, the Trustees considered the financial condition of the Adviser and the Sub-Adviser, which they found to be sound. The Trustees concluded that the management fees and other compensation payable by the Funds to the Adviser, as well as the fees paid by the Adviser to the Sub-Adviser, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies and the fees the Adviser and the Sub-Adviser charge to other clients. The Trustees also concluded that the overall expense ratio of each Fund was reasonable, taking into account the size of the Fund, the quality of services provided by the Adviser and the Sub-Adviser, the investment performance of the Fund and the expense limitations agreed to by the Adviser.

Economies of scale

The Trustees received and considered information about the potential of the Adviser to experience economies of scale as the assets of the Funds increase. Based on all of the information they reviewed, the Trustees concluded that the current fee structure of the Funds was reasonable and, with the exception of the Money Market Fund, that those rates of fees are expected to reflect a sharing between the Adviser and the Funds of economies of scale. With respect to the Money Market Fund, the Independent Trustees concluded that there is limited potential for economies of scale that would inure to the benefit of the Fund’s shareholders given the Fund’s master feeder structure and limited purpose.

Other benefits to the adviser

The Trustees also considered benefits that accrue to the Adviser and the Sub-Adviser from their relationship with the Fund and their use of commissions paid on portfolio brokerage transactions of the Funds to obtain research products and services benefiting the Funds and/or other clients. The Trustees concluded that the use by the Adviser and the Sub-Adviser of commissions paid by the Funds to obtain research products and services was consistent with regulatory requirements and likely benefits the Funds. After full consideration of the above factors as well as other factors that were instructive in analyzing the management arrangements, the Trustees, including all of the

Henderson Global Funds	Other information (unaudited)

Independent Trustees, concluded that the continuation of the investment advisory and sub-advisory agreement for each Fund was in the best interest of the Fund and its shareholders.

Statement pursuant to section 19(a) of the investment company act of 1940

The exact source of aggregate fund distributions for each fiscal year can only be determined as of the end of each Fund’s fiscal year, December 31. However, under Section 19(a) of the Investment Company Act of 1940, the Funds are required to indicate the source of each distribution to shareholders at the time of payment if the distribution is made from any source other than accumulated undistributed net income. For purposes of this disclosure, the source of each distribution is based on U.S. Generally Accepted Accounting Principles (“GAAP”) and will differ from federal income tax-based reporting provided to shareholders due to certain tax adjustments. For federal income tax purposes, the Funds will send you a Form 1099-DIV for each calendar year that will tell you how to report these distributions.

Strategic Income is making the following disclosure pursuant to Section 19(a).

During the period ended June 30, 2012, Strategic Income paid the following monthly distributions which were paid in part from sources other than accumulated undistributed net income as measured at the time of payment:

			% from	% from
			Accumu-	Accumu-
			lated	lated	% from
Ex and	Record		Undistributed	Realized	Paid-In
Pay Date	Date	Amount	Net Income	Gains	Capital
Jan. 30,	Jan. 27,	Class A: $0.027777	6.6%	0.0%	93.4%
2012	2012	Class B: $0.022366	6.6%	0.0%	93.4%
		Class C: $0.022406	6.6%	0.0%	93.4%
		Class I : $0.029971	6.6%	0.0%	93.4%

All other monthly distributions paid by Strategic Income were paid exclusively from accumulated undistributed net income. In aggregate, approximately 93.4% or $132,655 of distributions paid by Strategic Income during the period ended June 30, 2012, were paid from paid-in capital.

Federal tax information

Certain tax information for the Funds is required to be provided to shareholders based on the Funds’ income and distributions for the taxable year ended December 31, 2012. In February 2013, shareholders will receive Form 1099-DIV, which will include their share of foreign tax credit, qualified dividends and capital gains distributed during the calendar year 2012. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Shareholder expense

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder services fees and other Fund expenses. The example in Table 1 and Table 2 is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2012.

Actual expenses

Table 1 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you incurred over the period. Simply divide your account value at the end of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical example for comparison purposes

Table 2 provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. Thus you should not use the hypothetical account values and expenses to estimate your actual ending account balance or the expense attributable to your investment during the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses paid during the period include amounts reflected in the Funds Statement of Operations net of reimbursements by the investment advisor. The annualized expense ratios used in the example are as follows:
	Class A	Class B	Class C	Class I	Class Z
International
All Cap Equity	1.40%	N/A	2.15%	1.15%	N/A
Money Market	0.27%	0.28%	0.28%	N/A	0.26%
Strategic Income	1.10%	1.85%	1.85%	0.85%	N/A

Henderson Global Funds	Other information (unaudited)

Please note that the expenses do not reflect shareowner transaction costs such as front-end sales charges and redemption fees. These fees are described for each Fund and share class in the Performance summary of this report on pages 3 and 5. Table 2 is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Table 1

	Beginning	Ending	Expenses
	account	account	paid
	value	value	during
	January 1,	June 30,	the
Actual	2012	2012	period*
International
All Cap Equity
Class A	$1,000.00	$1,032.90	$7.08
Class C	1,000.00	1,028.50	10.84
Class I	1,000.00	1,034.50	5.82
Money Market
Class A	1,000.00	1,000.30	1.34
Class B	1,000.00	1,000.20	1.39
Class C	1,000.00	1,000.20	1.39
Class Z	1,000.00	1,000.30	1.29
Strategic Income
Class A	1,000.00	1,061.90	5.64
Class B	1,000.00	1,058.90	9.47
Class C	1,000.00	1,059.30	9.47
Class I	1,000.00	1,064.20	4.36

Table 2

Hypothetical	Beginning	Ending	Expenses
(assuming a	account	account	paid
5% return	value	value	during
before	January 1,	June 30,	the
expenses)	2012	2012	period*
International All
Cap Equity
Class A	$1,000.00	$1,017.90	$7.02
Class C	1,000.00	1,014.17	10.77
Class I	1,000.00	1,019.14	5.77
Money Market
Class A	1,000.00	1,023.52	1.36
Class B	1,000.00	1,023.47	1.41
Class C	1,000.00	1,023.47	1.41
Class Z	1,000.00	1,023.57	1.31
Strategic Income
Class A	1,000.00	1,019.39	5.52
Class B	1,000.00	1,015.66	9.27
Class C	1,000.00	1,015.66	9.27
Class I	1,000.00	1,020.64	4.27

*
Expenses are equal to the Funds’ annualized net expense ratio multiplied by the average account value over the period multiplied by 182 days in the period, and divided by 366 (to reflect the one-half year period).

Privacy Notice
Henderson Global Funds

 This notice describes the privacy practices followed by Henderson Global Funds.

     Your privacy is our top priority. Our policy is to respect the privacy of current and former shareholders and to protect personal information entrusted to us. We do not share any nonpublic personal information of shareholders or former shareholders with any nonaffiliated third parties, except as permitted by law or as authorized by our shareholders.

     In the course of providing products and services to you, we collect nonpublic personal information about you from various sources such as account applications or agreements, other account forms, transactions in your account, and from information captured on our website, including any information captured through our use of “cookies.” Such information may include your name, address, account or tax identification number, the types and amounts of investments, and bank account information. More detailed information about our Internet policy is available on our website, www.hendersonglobalinvestors.com.

     In the normal course of serving shareholders, we may share information we collect with entities that help us process information or service your request, such as transfer agents, custodians, broker-dealers and marketing service firms, as well as with other financial institutions with whom we have joint marketing agreements. We may share information in connection with servicing accounts or to inform shareholders of products and services that we believe may be of interest to them. The organizations that receive shareholder information will use that information only for the services required and as allowed by applicable law or regulation, and are not permitted to share or use this information for any other purpose. Our affiliates do not use shareholder information that we receive to make marketing solicitations. We will disclose your personal information to government agencies, law enforcement officials, and others in the limited circumstances where we believe, in good faith, that such disclosure is required or permitted by law. For example, we will disclose your personal information in order to comply with a court order, to cooperate with government or industry regulators, or law enforcement authorities.

     Access to customers’ nonpublic personal information is restricted to employees who need to access that information. To guard shareholder’s nonpublic personal information, we use industry standard physical, electronic, and procedural safeguards. A shareholder’s right to privacy extends to all forms of contact with us, including telephone, written correspondence, and electronic media, such as the Internet.

     For questions concerning this policy, please contact us by writing to: Alanna Nensel, Henderson Global Investors (North America) Inc., 737 North Michigan Avenue, Suite 1700, Chicago, Illinois 60611.

Henderson Global Funds

Trustees	Investment Adviser
C. Gary Gerst, Chairman	Henderson Global Investors (North America) Inc.
James W. Atkinson	737 North Michigan Avenue, Suite 1700
Roland C. Baker	Chicago, IL 60611
Faris F. Chesley
Richard W. Durkes	Transfer Agent
James G. O’Brien*	State Street Bank & Trust Company
Charles Thompson II*	State Street Financial Center
One Lincoln Street
Officers	Boston, MA 02111
James G. O’Brien, President
Charles Thompson II, Vice President	For more information
Alanna P. Nensel, Vice President	Please call 1.866.4HENDERSON
David Latin, Vice President	(1.866.443.6337)
Scott E. Volk, Vice President	or visit our website:
Christopher K. Yarbrough, Secretary	www.hendersonglobalinvestors.com
Kenneth A. Kalina, Chief Compliance Officer
Troy M. Statczar, Treasurer

* Trustee is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change hereafter. This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management and other information. Henderson Global Investors is the name under which various subsidiaries of Henderson Group plc, a UK limited company, provide investment products and services.

Foreside Fund Services, LLC, Distributor

STATE STREET MONEY MARKET PORTFOLIO

SEMI-ANNUAL REPORT

June 30, 2012 (Unaudited)

State Street Money Market Portfolio (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the State Street Money Market Portfolio, you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2012 to June 30, 2012.

The table below illustrates your Portfolio’s costs in two ways:

•
Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•
Based on hypothetical 5% return – This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2012
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During
	January 1, 2012	June 30, 2012	Period *
Based on Actual Portfolio Return	$1,000.00	$1,001.30	$0.35
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.52	$0.35

*
The calculations are based on expenses incurred in the most recent six month period of the Portfolio. The annualized average weighted expense ratio as of June 30, 2012 was 0.07%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 182/366 (the most recent six month period).

State Street Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition*	June 30, 2012
Certificates of Deposit	47.3%
Government Agency Repurchase Agreements	19.2
Financial Company Commercial Paper	17.4
Asset Backed Commercial Paper	7.6
Treasury Repurchase Agreements	5.6
Other Notes	3.0
Liabilities in Excess of Assets	(0.1)
Total	100.0%

Maturity Ladder*	June 30, 2012
Overnight (1 Day)	16.6%
2-30 Days	44.6
31-60 Days	17.3
61-90 Days	9.5
Over 90 Days	12.1
Total	100.1%
Average days to maturity	25
Weighted average life	40
* As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments
June 30, 2012 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
ASSET BACKED COMMERCIAL PAPER – 7.6%
Alpine Securitization Corp.(a)	0.240%	07/25/2012	07/25/2012	$100,000,000	$99,984,000
Aspen Funding Corp.(a)	0.254%	07/30/2012	07/30/2012	125,000,000	124,974,826
Collateralized Commercial Paper Co. LLC	0.355%	08/13/2012	08/13/2012	205,000,000	204,914,299
Gemini Securitization Corp. LLC(a)	0.254%	07/30/2012	07/30/2012	80,000,000	79,983,889
Gemini Securitization Corp. LLC(a)	0.487%	08/29/2012	08/29/2012	330,000,000	329,740,400
Kells Funding LLC(b)	0.386%	07/06/2012	07/06/2012	80,000,000	79,995,778
Kells Funding LLC(b)	0.436%	07/11/2012	07/11/2012	100,000,000	99,988,056
Kells Funding LLC(b)	0.457%	07/12/2012	07/12/2012	60,000,000	59,991,750
Kells Funding LLC(b)	0.457%	07/13/2012	07/13/2012	75,000,000	74,988,750
Kells Funding LLC(b)	0.416%	07/19/2012	07/19/2012	166,000,000	165,965,970
Kells Funding LLC(b)	0.416%	08/14/2012	08/14/2012	130,000,000	129,934,855
Kells Funding LLC(b)	0.406%	08/16/2012	08/16/2012	125,000,000	124,936,111
Kells Funding LLC(b)	0.436%	08/28/2012	08/28/2012	100,000,000	99,930,722
Solitaire Funding LLC(a)	0.376%	07/09/2012	07/09/2012	80,000,000	79,993,422
Solitaire Funding LLC(a)	0.376%	07/10/2012	07/10/2012	75,000,000	74,993,062
Solitaire Funding LLC(a)	0.366%	07/25/2012	07/25/2012	95,000,000	94,976,567
TOTAL ASSET BACKED COMMERCIAL PAPER					1,925,292,457

FINANCIAL COMPANY COMMERCIAL PAPER – 17.4%
ABN AMRO Funding(a)	0.274%	07/13/2012	07/13/2012	125,000,000	124,988,750
BNP Paribas	0.243%	07/02/2012	07/02/2012	42,000,000	41,999,720
BNP Paribas	0.243%	07/05/2012	07/05/2012	73,000,000	72,998,053
Caisse D’Amortissement de la Dette
Sociale(b)	0.333%	07/12/2012	07/12/2012	145,000,000	144,984,936
Commonwealth Bank of Australia(a)(c)	0.319%	07/06/2012	09/06/2012	95,000,000	95,000,000
Commonwealth Bank of Australia(a)(c)	0.321%	07/09/2012	09/10/2012	95,000,000	95,000,000
Commonwealth Bank of Australia(a)(c)	0.294%	07/23/2012	11/21/2012	100,000,000	100,000,000
Credit Suisse	0.304%	07/18/2012	07/18/2012	300,000,000	299,957,500
DNB Bank ASA(a)	0.536%	07/31/2012	07/31/2012	202,000,000	202,000,000
DNB Bank ASA	0.538%	09/24/2012	09/24/2012	215,000,000	215,000,000
General Electric Capital Corp.	0.240%	07/11/2012	07/11/2012	137,000,000	136,990,867
General Electric Capital Corp.	0.244%	07/25/2012	07/25/2012	98,000,000	97,984,320
General Electric Capital Corp.	0.244%	08/06/2012	08/06/2012	150,000,000	149,964,000
General Electric Capital Corp.	0.244%	08/07/2012	08/07/2012	50,000,000	49,987,667
General Electric Capital Corp.	0.244%	08/09/2012	08/09/2012	107,000,000	106,972,180
General Electric Capital Corp.	0.244%	08/17/2012	08/17/2012	100,000,000	99,968,667
General Electric Capital Corp.	0.305%	09/20/2012	09/20/2012	100,000,000	99,932,500
General Electric Co.	0.193%	09/26/2012	09/26/2012	133,000,000	132,938,931
HSBC Bank PLC(a)(c)	0.349%	07/02/2012	08/02/2012	105,000,000	105,000,000
JPMorgan Chase & Co.(c)	0.281%	07/09/2012	10/09/2012	180,000,000	180,000,000
JPMorgan Chase & Co.	0.298%	10/09/2012	10/09/2012	240,000,000	239,800,000
See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments — (continued)
June 30, 2012 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Nordea Bank AB	0.345%	07/02/2012	07/02/2012	$70,000,000	$69,999,329
Nordea Bank AB	0.254%	07/12/2012	07/12/2012	206,500,000	206,484,226
NRW Bank(a)	0.289%	08/09/2012	08/09/2012	500,000,000	499,845,625
Sumitomo Mitsui Banking Corp.(a)	0.183%	07/06/2012	07/06/2012	225,000,000	224,994,375
Sumitomo Mitsui Banking Corp.(a)	0.183%	07/09/2012	07/09/2012	250,000,000	249,990,000
Toyota Motor Credit Corp.	0.305%	07/16/2012	07/16/2012	75,000,000	74,990,625
Toyota Motor Credit Corp.	0.264%	08/15/2012	08/15/2012	35,300,000	35,288,527
Toyota Motor Credit Corp.	0.264%	08/27/2012	08/27/2012	35,600,000	35,585,345
Toyota Motor Credit Corp.	0.264%	08/30/2012	08/30/2012	50,600,000	50,578,073
Toyota Motor Credit Corp.	0.355%	10/16/2012	10/16/2012	50,000,000	49,947,986
Westpac Banking Corp.(a)(c)	0.295%	07/30/2012	09/28/2012	125,000,000	125,000,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					4,414,172,202

CERTIFICATES OF DEPOSIT – 47.3%
Bank of Montreal	0.180%	07/10/2012	07/10/2012	332,000,000	332,000,000
Bank of Montreal	0.180%	07/10/2012	07/10/2012	160,000,000	160,000,000
Bank of Montreal(c)	0.519%	07/06/2012	12/05/2012	94,000,000	94,000,000
Bank of Nova Scotia(c)	0.616%	08/16/2012	09/14/2012	38,000,000	38,000,000
Bank of Nova Scotia(c)	0.313%	07/19/2012	09/19/2012	205,000,000	205,000,000
Bank of Nova Scotia(c)	0.309%	07/03/2012	10/03/2012	210,000,000	210,000,000
Bank of Tokyo – Mitsubishi	0.170%	07/09/2012	07/09/2012	200,000,000	200,000,000
Bank of Tokyo – Mitsubishi	0.190%	07/27/2012	07/27/2012	500,000,000	500,000,000
Bank of Tokyo – Mitsubishi	0.190%	07/30/2012	07/30/2012	500,000,000	500,000,000
Barclays Bank	0.620%	07/13/2012	07/13/2012	500,000,000	500,000,000
Barclays Bank	0.460%	07/24/2012	07/24/2012	150,000,000	150,000,000
Barclays Bank	0.420%	08/17/2012	08/17/2012	200,000,000	200,000,000
Barclays Bank(c)	0.784%	07/23/2012	08/21/2012	50,000,000	50,000,000
Barclays Bank	0.420%	09/07/2012	09/07/2012	150,000,000	150,000,000
Barclays Bank	0.430%	09/24/2012	09/24/2012	300,000,000	300,000,000
BNP Paribas	0.240%	07/13/2012	07/13/2012	63,000,000	63,000,000
Credit Suisse	0.300%	07/12/2012	07/12/2012	400,000,000	400,000,000
Credit Suisse(c)	0.439%	07/05/2012	12/05/2012	187,000,000	187,000,000
Deutsche Bank AG	0.420%	07/17/2012	07/17/2012	150,000,000	150,000,000
Deutsche Bank AG	0.220%	07/27/2012	07/27/2012	200,000,000	200,000,000
ING Bank NV	0.460%	08/03/2012	08/03/2012	400,000,000	400,000,000
ING Bank NV	0.460%	08/06/2012	08/06/2012	200,000,000	200,000,000
ING Bank NV	0.420%	08/09/2012	08/09/2012	250,000,000	250,000,000
ING Bank NV	0.420%	09/18/2012	09/18/2012	300,000,000	300,000,000
National Australia Bank Ltd.(c)	0.295%	07/26/2012	10/26/2012	265,000,000	265,000,000
National Australia Bank Ltd.(c)	0.295%	07/30/2012	10/29/2012	400,000,000	400,000,000
See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments — (continued)
June 30, 2012 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
and Title of Issue	Rate	Reset Date	Date	Amount	Cost
CERTIFICATES OF DEPOSIT – (continued)
National Bank of Canada	0.365%	07/25/2012	07/25/2012	$65,000,000	$65,000,000
Nordea Bank AB	0.340%	07/02/2012	07/02/2012	100,000,000	99,999,986
Nordea Bank AB	0.320%	07/03/2012	07/03/2012	125,000,000	124,999,965
Nordea Bank AB	0.250%	07/09/2012	07/09/2012	400,000,000	400,000,000
Nordea Bank AB	0.610%	07/24/2012	07/24/2012	50,000,000	50,011,481
Rabobank Nederland NV	0.400%	10/15/2012	10/15/2012	200,000,000	200,000,000
Rabobank Nederland NV(c)	0.568%	07/02/2012	01/02/2013	225,000,000	225,000,000
Rabobank Nederland NV(c)	0.568%	07/05/2012	01/04/2013	500,000,000	500,000,000
Skandinaviska Enskilda Banken AB	0.480%	07/30/2012	07/30/2012	300,000,000	300,000,000
Skandinaviska Enskilda Banken AB	0.460%	08/14/2012	08/14/2012	355,000,000	355,000,000
Skandinaviska Enskilda Banken AB	0.460%	08/21/2012	08/21/2012	286,000,000	286,000,000
Standard Chartered Bank	0.300%	08/06/2012	08/06/2012	141,000,000	141,000,000
Standard Chartered Bank	0.330%	08/21/2012	08/21/2012	141,000,000	141,000,000
Sumitomo Mitsui Banking Corp.	0.180%	07/09/2012	07/09/2012	350,000,000	350,000,000
Sumitomo Mitsui Banking Corp.	0.180%	07/09/2012	07/09/2012	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.	0.180%	07/30/2012	07/30/2012	200,000,000	200,000,000
Svenska Handelsbanken AB	0.245%	08/06/2012	08/06/2012	45,000,000	45,000,225
Svenska Handelsbanken AB	0.275%	08/15/2012	08/15/2012	300,000,000	300,001,874
Svenska Handelsbanken AB	0.290%	09/04/2012	09/04/2012	175,000,000	175,000,000
Svenska Handelsbanken AB	0.300%	09/10/2012	09/10/2012	225,000,000	225,000,000
Swedbank AB	0.390%	09/04/2012	09/04/2012	241,000,000	241,000,000
Toronto Dominion Bank(c)	0.466%	08/02/2012	02/04/2013	61,500,000	61,500,000
UBS AG(c)	0.745%	07/27/2012	07/27/2012	440,000,000	440,000,000
UBS AG(c)	0.726%	07/30/2012	07/30/2012	440,000,000	440,000,000
TOTAL CERTIFICATES OF DEPOSIT					11,969,513,531

OTHER NOTES – 3.0%
Bank of America NA	0.240%	07/09/2012	07/09/2012	400,000,000	400,000,000
Commonwealth Bank of Australia(b)(c)	0.616%	07/27/2012	11/26/2012	31,000,000	31,000,000
Nordea Bank AB(b)(c)	0.637%	08/20/2012	11/16/2012	174,000,000	174,000,000
Rabobank Nederland NV(b)(c)	0.606%	08/16/2012	12/14/2012	107,000,000	107,000,000
Westpac Banking Corp.(c)	0.616%	07/30/2012	11/27/2012	35,000,000	35,000,000
TOTAL OTHER NOTES					747,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments — (continued)
June 30, 2012 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 19.2%
Agreement with Barclays Capital, Inc. and The
Bank of New York Mellon (Tri-Party), dated
06/29/2012 (collateralized by a Federal
National Mortgage Association, 4.000% due
04/01/2041, valued at $108,120,001);
expected proceeds $106,001,590	0.180%	07/02/2012	07/02/2012	$106,000,000	$106,000,000

Agreement with Barclays Capital, Inc. and The
Bank of New York Mellon (Tri-Party), dated
06/28/2012 (collateralized by Federal Home
Loan Mortgage Corporations,
3.000% – 7.500% due
03/01/2020 – 06/01/2042 and Federal
National Mortgage Associations,
2.500% – 7.500% due
12/01/2016 – 07/01/2042, valued at
$127,500,000); expected proceeds
$125,003,403	0.140%	07/05/2012	07/05/2012	125,000,000	125,000,000

Agreement with BNP Paribas Securities Corp.
and The Bank of New York Mellon (Tri-
Party), dated 06/29/2012 (collateralized by
Federal Home Loan Mortgage Corporations,
3.500% – 5.500% due
06/01/2036 – 07/01/2042 and Federal
National Mortgage Associations,
3.500% – 4.000% due
12/01/2025 – 12/01/2031, valued at
$671,160,001); expected proceeds
$658,010,418	0.190%	07/02/2012	07/02/2012	658,000,000	658,000,000

Agreement with Citigroup Global Markets, Inc.
and The Bank of New York Mellon (Tri-
Party), dated 06/29/2012 (collateralized by
Federal Home Loan Mortgage Corporations,
2.750% – 4.000% due
11/15/2039 – 11/01/2040, a Federal National
Mortgage Association, 3.500% due
12/01/2025 and Government National
Mortgage Associations, 4.500% – 5.000% due
04/20/2025 – 02/20/2040, valued at
$246,840,000); expected proceeds
$242,004,033	0.200%	07/02/2012	07/02/2012	242,000,000	242,000,000

Agreement with Goldman Sachs & Co. and The
Bank of New York Mellon (Tri-Party), dated
06/26/2012 (collateralized by Federal Home
Loan Mortgage Corporations,
3.000% – 7.000% due
02/01/2019 – 07/01/2042, and Federal
National Mortgage Associations,
2.500% – 6.500% due
04/01/2021 – 01/01/2048, valued at
$612,000,000); expected proceeds
$600,023,333	0.200%	07/03/2012	07/03/2012	600,000,000	600,000,000
See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments — (continued)
June 30, 2012 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and The
Bank of New York Mellon (Tri-Party), dated
06/29/2012 (collateralized by Federal Home
Loan Mortgage Corporations,
3.000% – 7.000% due
10/01/2018 – 05/01/2042, and Federal
National Mortgage Associations,
3.000% – 6.500% due
09/01/2013 – 04/01/2042, valued at
$554,880,000); expected proceeds
$544,011,333	0.250%	07/02/2012	07/02/2012	$544,000,000	$544,000,000

Agreement with Goldman Sachs & Co. and The
Bank of New York Mellon (Tri-Party), dated
06/29/2012 (collateralized by Federal Home
Loan Mortgage Corporations,
3.500% – 5.000% due
07/01/2026 – 07/01/2042, and Federal
National Mortgage Associations,
2.500% – 6.000% due
06/01/2022 – 05/01/2042, valued at
$408,000,001); expected proceeds
$400,015,556	0.200%	07/06/2012	07/06/2012	400,000,000	400,000,000

Agreement with Goldman Sachs & Co. and The
Bank of New York Mellon (Tri-Party), dated
06/25/2012 (collateralized by Federal Home
Loan Mortgage Corporations,
3.500% – 5.500% due
12/01/2020 – 06/01/2042, and Federal
National Mortgage Associations,
3.500% – 6.000% due
10/01/2026 – 06/01/2042, valued at
$306,000,001); expected proceeds
$300,011,667	0.200%	07/02/2012	07/02/2012	300,000,000	300,000,000

Agreement with Goldman Sachs & Co. and The
Bank of New York Mellon (Tri-Party), dated
06/28/2012 (collateralized by Federal Home
Loan Mortgage Corporations,
3.500% – 6.000% due
02/01/2025 – 06/01/2042, and Federal
National Mortgage Associations,
3.500% – 6.500% due
04/01/2019 – 07/01/2048, valued at
$459,000,000); expected proceeds
$450,016,625	0.190%	07/05/2012	07/05/2012	450,000,000	450,000,000

Agreement with Merrill Lynch Government
Securities, Inc. and The Bank of New York
Mellon (Tri-Party), dated 06/29/2012
(collateralized by Federal Home Loan
Mortgage Corporations, 3.500% – 4.500%
due 08/01/2025 – 06/01/2042 and Federal
National Mortgage Associations,
2.500% – 5.000% due
06/01/2024 – 02/01/2049, valued at
$714,000,001); expected proceeds
$700,010,500	0.180%	07/02/2012	07/02/2012	700,000,000	700,000,000
See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments — (continued)
June 30, 2012 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with RBC Capital Markets, Inc.
and The Bank of New York Mellon (Tri-
Party), dated 06/28/2012 (collateralized by a
Federal Home Loan Mortgage Corporation,
4.500% due 03/01/2042, Federal National
Mortgage Associations, 2.500% – 4.500%
due 06/01/2027 – 03/01/2042 and a
Government National Mortgage
Association, 3.000% due 03/20/2027,
valued at $255,326,759); expected proceeds
$250,006,806	0.140%	07/05/2012	07/05/2012	$250,000,000	$ 250,000,000

Agreement with UBS Securities LLC and The
Bank of New York Mellon (Tri-Party), dated
06/29/2012 (collateralized by Federal Home
Loan Mortgage Corporations,
3.500% – 4.000% due
02/01/2042 – 06/01/2042, and Federal
National Mortgage Associations,
3.500% – 4.500% due
08/01/2025 – 03/01/2042, valued at
$255,000,000); expected proceeds
$250,008,264	0.170%	07/06/2012	07/06/2012	250,000,000	250,000,000

Agreement with UBS Securities LLC and The
Bank of New York Mellon (Tri-Party),
dated 06/29/2012 (collateralized by Federal
National Mortgage Associations,
3.500% – 4.500% due
06/01/2030 – 06/01/2042, valued at
$238,680,001); expected proceeds
$234,003,900	0.200%	07/02/2012	07/02/2012	234,000,000	234,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					4,859,000,000

TREASURY REPURCHASE AGREEMENTS – 5.6%
Agreement with Citigroup Global Markets,
Inc. and The Bank of New York Mellon
(Tri-Party), dated 06/29/2012 (collateralized
by U.S. Treasury Strips, 2.500% – 4.375%
due 03/31/2013 – 02/15/2038, valued at
$408,000,032); expected proceeds
$400,005,333	0.160%	07/02/2012	07/02/2012	400,000,000	400,000,000

Agreement with Merrill Lynch Government
Securities, Inc. and The Bank of New York
Mellon (Tri-Party), dated 06/29/2012
(collateralized by a U.S. Treasury Strip,
3.125% due 05/15/2021, valued at
$102,000,092); expected proceeds
$100,001,250	0.150%	07/02/2012	07/02/2012	100,000,000	100,000,000

Agreement with Societe Generale and The
Bank of New York Mellon (Tri-Party),
dated 06/29/2012 (collateralized by U.S.
Treasury Strips, 2.125% – 3.625% due
02/15/2021 – 08/15/2021, valued at
$536,187,494); expected proceeds
$524,006,550	0.150%	07/02/2012	07/02/2012	524,000,000	524,000,000
See Notes to Financial Statements.

State Street Money Market Portfolio
Portfolio of Investments — (continued)
June 30, 2012 (Unaudited)

Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
and Title of Issue	Rate	Reset Date	Date	Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with UBS Securities LLC and
The Bank of New York Mellon (Tri-
Party), dated 06/29/2012 (collateralized by
U.S. Treasury Strips, 0.875% – 8.500%
due 11/15/2012 – 02/15/2020, valued at
$408,000,031); expected proceeds
$400,005,000	0.150%	07/02/2012	07/02/2012	$400,000,000	$ 400,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					1,424,000,000

TOTAL INVESTMENTS(d) 100.1%					25,338,978,190
Liabilities in Excess of Assets – (0.1)%					(13,929,889)

NET ASSETS – 100.0%					$25,325,048,301

(a)
Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,706,464,916 or 10.69% of net assets as of June 30, 2012.

(b)
Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Fund’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,292,716,928 or 5.10% of net assets as of June 30, 2012.

(c)	Variable Rate Security – Interest rate shown is rate in effect as of June 30, 2012.

(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs. (Note 2)

See Notes to Financial Statements.

State Street Money Market Portfolio
Statement of Assets and Liabilities
June 30, 2012 (Unaudited)

Assets
Investments at market value and amortized cost (Note 2)	$19,055,978,190
Repurchase Agreements, at market value and cost (Note 2)	6,283,000,000
Total Investments	25,338,978,190
Interest receivable	7,192,255
Total assets	25,346,170,445
Liabilities
Due to custodian	19,606,985
Management fee (Note 3)	1,138,851
Administration and custody fees (Note 3)	325,293
Professional fees	24,497
Trustee’s fees (Note 4)	12,519
Accrued expenses and other liabilities	13,999
Total liabilities	21,122,144
Net Assets	$25,325,048,301

See Notes to Financial Statements.

State Street Money Market Portfolio
Statement of Operations
Six Months Ended June 30, 2012 (Unaudited)

Investment Income
Interest	$43,973,058
Expenses
Management fees (Note 3)	6,732,478
Administration and custody fees (Note 3)	1,831,253
Trustees’ fees (Note 4)	104,123
Professional fees	32,403
Printing fees	2,213
Other expenses	68,185
Total expenses	8,770,655
Net Investment Income	$35,202,403
Realized Gain
Net realized gain on investments	61,253
Net Increase in Net Assets Resulting from Operations	$35,263,656

See Notes to Financial Statements.

State Street Money Market Portfolio
Statements of Changes in Net Assets

	Six Months	Year
	Ended	Ended
	June 30, 2012	December 31,
	(Unaudited)	2011
Increase (Decrease) in Net Assets From Operations:
Net investment income	$35,202,403	$54,401,616
Net realized gain on investments	61,253	35,236
Net increase in net assets from operations	35,263,656	54,436,852
Capital Transactions
Contributions	28,462,606,323	54,609,201,296
Withdrawals	(25,953,008,023)	(58,387,277,456)
Net increase (decrease) in net assets from capital transactions	2,509,598,300	(3,778,076,160)
Net Increase (Decrease) in Net Assets	2,544,861,956	(3,723,639,308)
Net Assets
Beginning of period	22,780,186,345	26,503,825,653
End of period	$25,325,048,301	$22,780,186,345

See Notes to Financial Statements.

State Street Money Market Portfolio
Financial Highlights

			Ratios to Average Net Assets					Net Assets
			Gross	Net		Net		End of
Period Ended		Total	Operating	Operating		Investment		Period
December 31,		Return(a)	Expenses	Expenses		Income (Loss)		(000s Omitted)
2012	*	0.13%	0.07%**	0.07	%**	0.26	%**	$25,325,048
2011		0.20%	0.07%	0.07%		0.20	%(b)	$22,780,186
2010		0.20%	0.12%	0.12%		0.20%		$26,503,826
2009		0.52%	0.12%	0.11	%(b)	0.46	%(b)	$15,488,081
2008		2.75%	0.12%	0.10%		2.79%		$8,605,905
2007		5.30%	0.12%	0.10%		5.14%		$6,918,263

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.
*	For the six months ended June 30, 2012 (Unaudited).
**	Annualized.

See Notes to Financial Statements.

State Street Money Market Portfolio
Notes to Financial Statements
June 30, 2012 (Unaudited)

1. Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises ten investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. At June 30, 2012, the following Portfolios were operational: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to State Street Money Market Portfolio, (the “Portfolio”). The Portfolio commenced operations on August 12, 2004. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in U.S. dollar denominated money market securities.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation – As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

State Street Money Market Portfolio
Notes to Financial Statements — (continued)
June 30, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	25,338,978,190
Level 3 – Significant Unobservable Inputs	–
Total Investments	$25,338,978,190

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the six months ended June 30, 2012, there were no transfers between levels.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes – The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of December 31, 2011, and determined it does not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of June 30, 2012, tax years 2008 through 2011 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements – A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolio’s transactions, is generally within seven days. The total amount received by the Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the

State Street Money Market Portfolio
Notes to Financial Statements — (continued)
June 30, 2012 (Unaudited)

interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount the Portfolio is owed under the repurchase agreement. The Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Expense allocation – Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to the Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to the Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

Use of estimates – The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

Subsequent events – Management has determined that there are no subsequent events or transactions that would have materially impacted the Portfolios’ financial statements as presented.

3. Related Party Fees

The Portfolio has entered into an investment advisory agreement with the Adviser. The Adviser directs the investments of the Portfolio in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, until January 31, 2011, the Portfolio paid the Adviser a management fee at an annual rate of 0.10% of the Portfolio’s average daily net assets. Effective February 1, 2011, the contractual management fee rate in each Fund’s and Portfolio’s investment advisory agreement was reduced from an annual rate of 0.10% to 0.05% of its average daily net assets. On February 1, 2011, the Adviser implemented a management fee waiver that had the effect of implementing this change as of that date.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street’s services as administrator, custodian and transfer agent beginning February 1, 2007, the Portfolio pays State Street an annual fee, which is accrued daily and payable monthly at the applicable fee rate described below, of the following annual percentages of the Trust’s average aggregate daily net assets during the month as follows:

Annual percentage of
Asset Levels	average aggregate daily net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee	$150,000

State Street Money Market Portfolio
Notes to Financial Statements — (continued)
June 30, 2012 (Unaudited)

4. Trustees’ Fees

The Trust pays each Trustee who is not an officer or employee of SSgA FM or State Street $5,000 for each meeting of the Board of Trustees and an additional $1,250 for each telephonic meeting attended. The Trust also pays each Trustee an annual retainer of $100,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5. Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements in unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

State Street Money Market Portfolio
General Information June 30, 2012 (Unaudited)
Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Trustees
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

Investment Adviser
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

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Item 2.  Code of Ethics.

Not required.

Item 3.  Audit Committee Financial Expert.

Not required.

Item 4.  Principal Accountant Fees and Services.

Not required.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)	Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to this Item.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12.  Exhibits.

(a)(1)           Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:          /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       August 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:       August 31, 2012

By:          /s/ Troy Statczar
Troy Statczar
Treasurer (principal financial officer) of Henderson Global Funds

Date:        August 31, 2012